UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number             811-09607

                                 Fairholme Funds, Inc.

(Exact name of registrant as specified in charter)

4400 Biscayne Blvd., 9th Floor

                             Miami, FL 33137

(Address of principal executive offices) (Zip code)

Bruce R. Berkowitz

4400 Biscayne Blvd., 9th Floor

                             Miami, FL 33137

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-202-2263

Date of fiscal year end: November 30

Date of reporting period: May 31, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Reports to Shareholders of each Fund are attached herewith.

“(E)ven the intelligent investor is likely to need considerable willpower to keep from following the crowd”

Benjamin Graham

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PORTFOLIO MANAGER’S REPORT

THE FAIRHOLME FUND

JULY 2015

This page is not part of The Fairholme Fund 2015 Semi-Annual Report

“Traditionally the investor has been the man with patience

and the courage of his convictions who would buy when the

harried or disheartened speculator was selling”

Benjamin Graham & David Dodd

This page is not part of The Fairholme Fund 2015 Semi-Annual Report

FAIRHOLME CAPITAL MANAGEMENT, L.L.C.

PORTFOLIO MANAGER’S REPORT

For the Six Months Ended June 30, 2015

Mutual fund investing involves risks, including loss of principal. The chart below covers the period from inception of The Fairholme Fund (December 29, 1999) to June 30, 2015. Past performance information quoted below does not guarantee future results. The investment return and principal value of an investment in The Fairholme Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted below. Performance figures are after expenses and assume reinvestment of dividends and capital gains but do not reflect a 2.00% redemption fee on shares redeemed within 60 days of purchase. Most recent month-end performance and answers to any questions you may have can be obtained by calling Shareholder Services at 1.866.202.2263. The S&P 500 Index is a broad-based measurement of changes in the stock market, is used for comparative purposes only, and is not meant to be indicative of The Fairholme Fund’s performance, asset composition, or volatility. The Fairholme Fund maintains a focused portfolio of investments in a limited number of issuers and does not seek to diversify its investments. This exposes The Fairholme Fund to the risk of unanticipated industry conditions and risks particular to a single company or the securities of a single company. The Fairholme Fund’s performance may differ markedly from the performance of the S&P 500 Index in either up or down market trends. The performance of the S&P 500 Index is shown with all dividends reinvested and does not reflect any reduction in performance for the effects of transaction costs or management fees. Investors cannot invest directly in an index. The Fairholme Fund’s total expense ratio reflected in its prospectus dated March 27, 2015, was 1.06%, which included acquired fund fees and expenses that are incurred indirectly by The Fairholme Fund as a result of investments in securities issued by one or more investment companies.

July 27, 2015

To the Shareholders and the Directors of The Fairholme Fund:

The Fairholme Fund (the “Fund” or “FAIRX”) decreased 0.91% versus a 1.23% gain for the S&P 500 Index (the “S&P 500”) for the six-month period that ended June 30, 2015. The following table compares the Fund’s unaudited performance (after expenses) with that of the S&P 500, with dividends and distributions reinvested, for various periods ending June 30, 2015.

ONE YEAR	THREE YEARS	FIVE YEARS	TEN YEARS	FIFTEEN YEARS	SINCE INCEPTION (12/29/1999)
Cumulative						
FAIRX	(11.34)%	42.28%	49.41%	107.03%	387.22%	431.07%
S&P 500	7.42%	61.43%	122.47%	113.77%	89.58%	89.52%
Annualized						
FAIRX	(11.34)%	12.47%	8.36%	7.55%	11.13%	11.37%
S&P 500	7.42%	17.31%	17.34%	7.89%	4.36%	4.21%

$60,000
$50,000
$40,000
$30,000
$20,000
$10,000
2000
2003
2006
2009
2012
2015
FAIRX TOTAL RETURN $53,107
S&P 500 TOTAL RETURN $18,952
FAIRX TOTAL RETURN
S&P 500 TOTAL RETURN

This page is not part of The Fairholme Fund 2015 Semi-Annual Report.

i

At June 30, 2015, the value of a $10,000 investment in the Fund at its inception was worth $53,107 (calculated by assuming reinvestment of distributions into additional Fund shares) compared to $18,952 for the S&P 500. Of the $53,107, the value of distributions reinvested was $18,347.

The potential advantages of the Fund’s long-term focused investment approach are most evident when evaluating performance over any consecutive 5-year period since the inception of FAIRX. The Fund has achieved 123 positive 5-year return periods and only 4 negative 5-year return periods, compared with 100 positive 5-year return periods and 27 negative 5-year return periods for the S&P 500. The Fund’s average rolling 5-year return was 70.70% versus 35.09% for the S&P 500. The Fund has outperformed the S&P 500 in 96 of 127 5-year periods, calculated after each month’s end. The Fund’s worst 5-year-period return was (6.89)% versus (29.05)% for the S&P 500. In its best 5-year period, the Fund’s return was 185.26% versus the S&P 500’s best return of 181.57%.

Rolling 5-Year-Period Returns*
	FAIRX	S&P 500
Best	+185.26%	+181.57%
Worst	(6.89)%	(29.05)%
Average	+70.70%	+35.09%
Percentage of Positive Periods	96.85%	78.74%

AIG is our biggest winner (common and warrants comprise 29.6% of the Fund portfolio), as our remaining stake has almost tripled from the Fund’s average purchase price. Book value grew 12% year-over-year, and the company’s equity-to-assets now exceeds 20%. Fewer adverse developments from past business, reduced operating expenses, and common stock buybacks should allow the opportunity for double-digit growth to continue toward and potentially surpass book value per share.

The same should be true for Bank of America (20.6% of the Fund portfolio), which today has over $250 billion in shareholder’s equity – more than any other company in any industry in the United States. A focus on growing revenues while reducing operating costs (particularly litigation-related expenses) should result in rising profitability. With a Tier 1 capital ratio well above stringent regulatory requirements and “global excess liquidity sources” that would sustain operations for 40 months, Bank of America has regained the financial strength to support much higher earnings, yet its stock price also remains below book value.

The market price of Sears Holdings Corporation (7.1% of the Fund portfolio) reflects intense skepticism about the company’s net assets and ability to transform its operating business. Since the Fund initiated its investment, Sears has distributed $31.85 to its shareholders via spin-offs and other corporate actions. Most recently, Sears sold 235 properties, plus joint venture interests in 31 additional properties, for $3.1 billion in cash proceeds. While the market is still digesting the facts associated with this recent separation transaction, our updated sum-of-the-parts valuation exceeds $125 per share fully diluted, net of debt. We expect the company’s focus on “profitability instead of revenues” to result in operational efficiencies, expense reductions, and gross margin improvement.

Recently, one CNBC television personality highlighted the real estate assets of Macy’s and Ethan Allen and challenged his own “pedestrian” focus on retail sales performance: “Instead of looking at the earnings per share and the estimates . . . [look] at the more valuable real estate underneath . . . Never going to look at [them] the same way . . . !” It remains unclear why he and others are not willing to apply that same logic to Sears.

The Fund’s latest investment is Seritage Growth Properties (1.4% of the Fund portfolio), a newly formed real estate investment trust that purchased the 266 properties from Sears and began trading this month. Seritage and its joint venture partners – GGP, Macerich, and Simon Property Group – intend to reconfigure or redevelop a substantial portion of the properties acquired in order to generate additional operating income and diversify the tenant mix. A recent analyst report noted that “the demographic profile of the [Seritage] owned portfolio is surprisingly good, with 10-mile density and incomes of 692k and $77k, respectively, slightly better than the mall REIT portfolio averages of 680k and $77k.” We are bullish also based upon our independent assessment of real estate values, recent transaction data, and expected dividend increases as the company repositions properties to command higher rents from new tenants.

The St. Joe Company (6.7% of the Fund portfolio) recently announced that it received final approval from state and local agencies for its 110,000-acre Bay-Walton Sector Plan, with 170,000 residential units and more than 22 million square feet of retail, commercial, and industrial development. We believe that the company’s nearly $700 million in cash will enable it to implement the Sector Plan over time and simultaneously allocate the excess capital.

Today, shareholders of The Fairholme Fund collectively own $3.4 billion liquidation value of Fannie Mae and Freddie Mac preferred stock. That means each shareholder effectively owns approximately $25,000 (on average) of two of the most profitable franchises in America.

This page is not part of The Fairholme Fund 2015 Semi-Annual Report.

Yet for reasons that are not entirely understood, some in government apparently want their friends in the mortgage-industrial complex to take for free what you, the shareholders of these companies, paid for with cash. So we continue to search for the truth:

•

Why did federal regulators design a financial support program for Fannie and Freddie on the basis of academic estimates of future performance rather than tried and true statutory accounting and claims-paying ability (which is the standard for all regulated mortgage insurers)?

•	Why did federal regulators require Fannie and Freddie, while in conservatorship, to purchase $40 billion per month in underperforming junk bonds from competitors?

•

Why did federal regulators force Fannie and Freddie, while in conservatorship, to participate in Treasury’s Home Affordable Modification Program (HAMP) and Home Affordable Refinance Program (HARP), which resulted in more than $46 billion of losses that the companies would not have otherwise incurred?

•	Why did mortgage-backed securities issued by Fannie and Freddie perform dramatically better than private label securities issued by big banks throughout the financial crisis?

•	Why did federal regulators settle litigation cases initiated by Fannie and Freddie against major financial institutions for significantly less than what other similarly situated plaintiffs recovered?

•	Why did federal regulators seize more than $18 billion in litigation proceeds recovered by Fannie and Freddie to date?

•	Why did federal regulators order Fannie and Freddie to delist their securities from the New York Stock Exchange in 2010?

•	Why did federal regulators prohibit Fannie Mae from selling $3 billion of Low Income Housing Tax Credits to third-party investors?

•	Why were Fannie and Freddie, while in conservatorship, forced to divert billions of dollars in guaranty fees to Treasury to offset the cost of a payroll tax cut?

•	Why did FHFA, as conservator, force Fannie and Freddie to gift all of their capital and all future earnings to Treasury in perpetuity?

•	Why were Fannie and Freddie, while in conservatorship, forced to pay “voluntary” cash dividends to Treasury if funds were not available and the regulated entities were “not in capital compliance?”

•

Why did FHFA force Fannie and Freddie, while in conservatorship, to issue debt in order to monetize their deferred tax assets and pay the proceeds to Treasury in 2013, particularly when FHFA had previously stated that deferred tax assets “[could] not be monetized?”

•	Why did Fannie Mae CEO Tim Mayapoulos describe the Net Worth Sweep as a “positive change” with “a lot of good in it” in his August 2012 announcement to employees? Was he coerced by federal regulators?

•

Why has the Securities and Exchange Commission permitted a single controlling shareholder (i.e., Treasury) and its affiliates to simultaneously act as director, regulator, conservator, supervisor, contingent capital provider, and preferred stock investor of two publicly traded companies?

•

Why do some Treasury officials question the sustainability of Fannie and Freddie’s earnings power in the years ahead, when Treasury’s own 2014 Annual Report indicates that the companies will be consistently profitable for each of the next 25 years?

•	Were certain federal government employees who crafted the Net Worth Sweep acting at the behest of crony capitalists seeking to displace Fannie and Freddie?

As owners, we demand answers to these and many other questions. Administration officials and their beneficiaries respond with alternative narratives that are wholly unsupported by the facts. They delay discovery and judicial proceedings at every opportunity. They deliberately conceal and withhold pertinent information. They conduct the business of government with little regard for the law.

In the Court of Federal Claims, the Federal Housing Finance Agency and United States Treasury produced “final” privilege logs listing 11,292 relevant documents (perhaps 100,000 pages of information) that they will not release – not to the public, not to the Fund’s lawyers under a protective seal, not even to the Courts. The administration’s sweeping effort to veil their conduct in secrecy has not gone unnoticed; The New York Times recently filed motions before the Court of Federal Claims requesting that various documents, which “have been improperly designated as Protected Information and kept confidential” by the government, be released to the public. In its motions, the Times noted that:

The courts have repeatedly recognized that disclosure of discovery is particularly appropriate when a lawsuit sheds light on the performance of governmental agencies and entities – which is precisely the case here . . . The public’s interest in the underlying facts of this case is undeniable . . . The case directly addresses how the Government is going about recouping public funds used in the bailout and whether other investors are being treated lawfully. The Government should not be able to hide from the public – voters and taxpayers – the facts that were central to the decisions that the Government made as part of the far-reaching effort to safeguard the U.S. economy. To the contrary, access to the evidence will enable the public to understand more fully the decisions the Government has made in the public’s name and to assess the wisdom and effect of those decisions . . . [The defendants’] disregard for the public interest is sadly of a piece with the Government’s decision to make the depositions confidential in the first place. There is no reason that citizens should be denied the ability to effectively monitor this important lawsuit as it unfolds.

In the U.S. Court of Appeals (D.C. Circuit), the Fund’s recently filed opening brief explains why the unprecedented and illegal 2012 Net Worth Sweep is antithetical to the fiduciary duties Congress imposed on FHFA as conservator of Fannie Mae and Freddie Mac – and should be vacated. The well-established duties of a conservator prohibit FHFA from running a ward for the government’s exclusive enrichment, at the expense of all other interested parties and completely shielded from judicial review. Common sense dictates that a conservator conserves. In imposing the Net Worth Sweep, the FHFA, as conservator, unlawfully acts as an “anti-conservator.” Eight briefs from various amicus curiae (“friends of the court”) support the Fund’s case. Here are a few highlights:

•	Myron Steele, the former Chief Justice of the Delaware Supreme Court, persuasively argues that the Net Worth Sweep is “unenforceable and void ab initio under Section 151 of the Delaware General Corporation Law (“DGCL”). Preferred stock of a Delaware corporation cannot be given a cumulative dividend right equal to all the net worth of the corporation in perpetuity. The Net Worth Sweep is a flatly illegal term for any preferred stock instrument, whether or not held by the federal government . . . Preferred stockholders cannot have a perpetual claim on all the residual earnings of the Companies to the exclusion of common stockholders under Delaware law . . .. Because the Net Worth Sweep diverts, in perpetuity, all of the net worth of the Companies (assets minus liabilities) to Treasury, it neither is paid at a ‘rate’ nor is it payable ‘in preference to’ or ‘in relation to’ the dividends payable to other classes or series of stock.”

This page is not part of The Fairholme Fund 2015 Semi-Annual Report.

•

Thomas Vartanian, a former bank regulatory General Counsel for the federal government, emphasizes that “as a purported method of financing the operations of the companies, the net worth sweep bears no resemblance to any prior financing arrangement ever entered into by the FDIC as conservator. [T]he common and well-understood function of an FDIC conservator is to place the regulated entity into a sound and solvent condition, and to preserve and conserve its assets for the eventual benefit of all shareholders and creditors, so that the entity can be returned to the control of its board of directors and shareholders . . .. not an evasion of statutory duties and an end-run around a legal capital structure.”

•

Michael Krimminger, the former Deputy to the Chairman and General Counsel of the Federal Deposit Insurance Corporation, cogently articulates that, “Nothing in HERA authorizes the de facto nationalization of the Companies, such as occurred here, under the guise of a conservatorship. FHFA acted outside its authority as a conservator because it affirmatively acted to strip, rather than ‘preserve and conserve,’ the assets of the Companies and to bar any prospect that the Companies could return to a ‘sound and solvent’ condition.”

•

Timothy Howard, the former Chief Financial Officer for Fannie Mae, explains that “unlike the rescues of various commercial and investment banks at around the same time, Treasury directed FHFA to place Fannie and Freddie into conservatorship not in response to any imminent threat of failure, but rather for policy reasons and over the objections of Fannie’s and Freddie’s boards. Once in conservatorship, the Companies’ managements had no role in negotiating the terms on which they would be offered assistance; Treasury and FHFA set these terms unilaterally. Treasury and FHFA [had] an extremely strong incentive to make accounting choices for the Companies that accelerated or exaggerated their expenses and greatly increased their losses, in order to create a large and permanent flow of revenue to Treasury . . . Treasury’s effective nationalization of Fannie and Freddie was a policy decision, and the compensation Treasury granted itself upon taking over Fannie and Freddie was grossly disproportionate to the true economic risk it faced, both at the time and subsequently.”

•

A brief on behalf of the National Black Chamber of Commerce makes clear that the Net Worth Sweep forces Fannie and Freddie “to operate on the edge of insolvency – even though they would otherwise post billions of dollars in profits annually – ntil they are subsumed by the federal government . . . Fannie Mae and Freddie Mac play a vital role in minority communities by expanding access to credit and ensuring affordable housing. If allowed to stand, the Government’s ‘Net Worth Sweep’ and winding down of Fannie and Freddie will damage those communities by drying up credit and denying African-Americans and other minorities the opportunity – the dream – of homeownership.”

While common sense and the law are clearly on the Fund’s side, critics continue to obfuscate the facts. Freddie Mac CEO Donald Layton noted recently that the company “might actually begin to do things that would be GAAP-oriented rather than economically oriented.” This is a stunning admission that defies all logic, except in this unprecedented scenario whereby the company’s assets are drained by its regulators. The implications are clear: Fannie Mae and Freddie Mac are purposely being rendered less safe and less sound each quarter – in direct contravention to the conservator’s explicit mandate. Some may think that the regulators are simply suffering from cognitive dissonance given their feverish push for higher capital standards embodied in the Dodd-Frank Act, but there are clear indications of more disturbing elements at work – including greed, spite, and ulterior political motives. Thankfully, our constitutional system includes an independent judiciary.

Despite the progress that the Fund’s portfolio companies have made, price performance has been weak and the gulf between our estimates of intrinsic values and market prices has widened in recent months. History teaches us time and time again that investment prices can experience periods of underperformance before becoming “overnight successes.” Unfortunately, we are not proven market timers. Fortunately, we have high confidence in our company-specific analyses and ample liquidity (cash and cash equivalents comprise 14.3% of the Fund portfolio), and we recognize Mr. Market’s propensity for sudden mood swings.

Onward and upward,

Bruce R. Berkowitz

Chief Investment Officer

Fairholme Capital Management

*	Represents the cumulative percentage total returns over a five-year rolling period (calculated after each month’s end) since inception through June 30, 2015. Monthly rolling 5-year performance is a period of 60 consecutive months determined on a rolling basis, with a new 60-month period beginning on the first day of each calendar month since the inception of the Fund.

The Portfolio Manager’s Report is not part of The Fairholme Fund’s Semi-Annual Report due to forward-looking statements that, by their nature, cannot be attested to, as required by regulation. The Portfolio Manager’s Report is based on calendar-year performance. A more formal Management Discussion and Analysis is included in the Semi-Annual Report. Opinions of the Portfolio Manager are intended as such, and not as statements of fact requiring attestation.

This page is not part of The Fairholme Fund 2015 Semi-Annual Report.

The Fairholme Fund (FAIRX)

Seeking long-term growth of capital

Semi-Annual Report 2015

Managed by Fairholme Capital Management

1.866.202.2263 • fairholmefunds.com

THE FAIRHOLME FUND

May 31, 2015

2

THE FAIRHOLME FUND

FUND PERFORMANCE (unaudited)

May 31, 2005 — May 31, 2015

THE FAIRHOLME FUND VS. THE S&P 500 INDEX

INITIAL INVESTMENT OF $10,000

The Fairholme Fund (the “Fund”) commenced operations on December 29, 1999. The chart above presents the performance of a $10,000 investment for up to ten years to the latest semi-annual period ended May 31, 2015.

The following notes pertain to the chart above as well as to the performance table included in the Management Discussion & Analysis Report. Performance information in this report represents past performance and is not a guarantee of future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares when redeemed may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted within. The performance information does not reflect the taxes an investor would pay on Fund distributions or upon redemption of Fund shares. Most recent month-end performance and answers to any questions you may have can be obtained by calling Shareholder Services at 1-866-202-2263.

Data for both the S&P 500 Index and the Fund are presented assuming all dividends and distributions have been reinvested and do not reflect any taxes that might have been incurred by a shareholder as a result of the Fund distributions. The S&P 500 Index is a widely recognized, unmanaged index of 500 of the largest companies in the United States as measured by market capitalization and does not reflect any investment management fees or transaction expenses, nor the effects of taxes, fees or other charges.

3

THE FAIRHOLME FUND

MANAGEMENT DISCUSSION & ANALYSIS

For the Six Months Ended May 31, 2015

The Fairholme Fund (the “Fund”) shares outstanding and unaudited net asset value per share (“NAV”) at May 31, 2015, the end of the Fund’s second fiscal quarter of 2015, and per share NAVs at other pertinent dates, were as follows:

05/31/2015 Shares Outstanding	05/31/2015 NAV (unaudited)	11/30/2014 NAV (audited)	05/31/2014 NAV (unaudited)
157,895,608	$35.33	$37.96	$42.02

At June 30, 2015, the unaudited per share NAV of the Fund was $34.76. Performance figures below are shown for the Fund’s semi-annual period ended May 31, 2015, and do not match calendar year figures for the period ended June 30, 2015, cited in the Portfolio Manager’s report.

Fund Performance to 05/31/2015	Six Months	One Year	Five Years	Ten Years	Fifteen Years	Since Inception 12/29/1999

Cumulative:
Fund	1.17%	(8.60)%	42.81%	113.79%	381.51%	439.77%
S&P 500	2.97%	11.81%	114.98%	118.30%	98.08%	93.27%

Annualized:
Fund		(8.60)%	7.39%	7.89%	11.05%	11.55%
S&P 500		11.81%	16.54%	8.12%	4.66%	4.36%

For the six months ended May 31, 2015, the Fund was outperformed by the S&P 500 Index (“S&P 500”) by 1.80 percentage points while over the last year the Fund was outperformed by the S&P 500 by 20.41 percentage points. From inception, the Fund outperformed the S&P 500 by 7.19 percentage points per annum or, on a cumulative basis, 346.50 percentage points over fifteen years and five months.

Fairholme Capital Management, L.L.C. (the “Manager”) believes performance over shorter periods is likely to be less meaningful than performance over longer periods. Investors are cautioned not to rely on short-term results. The fact that securities increase or decline in value does not always indicate that the Manager believes these securities to be more or less attractive — in fact, the Manager believes that some price increases present selling opportunities and some price declines present buying opportunities.

Further, shareholders should note that the S&P 500 is an unmanaged index incurring no fees, expenses, or tax effects and is shown solely to compare Fund performance to that of an unmanaged and diversified index of U.S. publicly traded corporation common stock.

Shareholders are also cautioned that it is possible that some securities mentioned in this discussion may no longer be held by the Fund subsequent to the end of the fiscal period and that the Fund may have made significant new purchases that are not yet required to be disclosed. It is the Fund’s general policy not to disclose portfolio holdings other than when required by relevant law or regulation. Portfolio holdings are subject to change without notice.

Not all Fund portfolio dispositions or additions are material, and, while the Fund and the Manager have long-term objectives, it is possible that a security sold or purchased in one period will be purchased or sold in a subsequent period. Generally, the Manager determines to buy and sell based on its estimates of the absolute and relative intrinsic values and fundamental dynamics of a particular security and its issuer and its industry. However, certain strategies of the Manager in carrying out Fund policies may result in shorter holding periods.

The Manager invests Fund assets in securities to the extent it finds reasonable investment opportunities in accordance with its Prospectus and may invest a significant portion of Fund assets in liquid, low-risk securities or

4

THE FAIRHOLME FUND

MANAGEMENT DISCUSSION & ANALYSIS (continued)

For the Six Months Ended May 31, 2015

cash. The Manager views liquidity as a strategic advantage. At May 31, 2015, cash and cash equivalents (consisting of cash, commercial paper, deposit accounts, U.S. Treasury Bills, and money-market funds) represented 13.72% of total assets. Since inception, the Fund has held liquid, low-risk securities or cash for periods without negatively influencing performance, although there is no guarantee that future performance will not be negatively affected by Fund liquidity.

The Fund is considered to be “non-diversified” under the Investment Company Act of 1940. The Fund can invest a greater percentage of assets in fewer securities than a diversified fund and may invest a significant portion of cash and liquid assets in one or more higher-risk securities at any time, particularly in situations where markets are weak or a particular security declines sharply. The Fund may also have a greater percentage of assets invested in a particular industry than a diversified fund, exposing the Fund to the risk of an unanticipated industry condition as well as risks specific to a single company or security. For the six months ended May 31, 2015, the Fund investments that performed the best were Sears Holdings Corp., American International Group, Inc., Leucadia National Corp., and Imperial Metals Corp. The biggest contributors to negative performance were investments in The St. Joe Co., Bank of America Corp., and Sears Canada, Inc. The following charts show the top holdings by issuer and sector in descending order of net assets as of May 31, 2015.

The Fairholme Fund Top Holdings by Issuer* (% of Net Assets)		The Fairholme Fund Top Sectors (% of Net Assets)

American International Group, Inc.	28.8%	Multi-Line Insurance	28.8%
Bank of America Corp.	19.2%	Diversified Banks	19.2%
Sears Holdings Corp.	10.9%	Cash and Cash Equivalents**	13.7%
The St. Joe Co.	6.6%	Retail Department Stores	12.1%
Federal National Mortgage Association	5.9%	Mortgage Finance	11.1%
Federal Home Loan Mortgage Corp.	5.2%	Real Estate Management & Development	6.6%
Leucadia National Corp.	4.7%	Diversified Holding Companies	4.7%
Imperial Metals Corp.	2.9%	Metals & Mining	2.9%
Sears Canada, Inc.	1.2%
	85.4%		99.1%

  *  Excludes cash, U.S. Treasury Bills, commercial paper, and money market funds.

**  Includes cash, U.S. Treasury Bills, commercial paper, and money market funds.

The Manager views the ability to focus on fewer investments than a diversified fund as a strategic advantage. However, such a strategy may negatively influence short-term performance and there is no guarantee that long-term performance will not be negatively affected.

The Fund may invest in non-U.S. securities and securities of corporations domiciled outside of the United States, which may expose the Fund to adverse changes resulting from foreign currency fluctuations or other potential risks as described in the Fund’s Prospectus and Statement of Additional Information.

The Fund’s officers, the Board of Directors (the “Board” or the “Directors”), and the Manager are aware that large cash inflows or outflows may adversely affect Fund performance. Such flows are monitored and appropriate actions are contemplated for when such flows could negatively impact performance.

Since inception, the Fund has been advised by the Manager. Bruce Berkowitz, both the Managing Member of the Manager and Chairman of the Fund’s Board, continues to have a significant personal stake in the Fund, holding an aggregate 5,090,286 shares at May 31, 2015. While there is no requirement that Mr. Berkowitz own shares of the Fund, such holdings are believed to help align the interests of the Manager with the interests of the shareholders.

5

THE FAIRHOLME FUND

MANAGEMENT DISCUSSION & ANALYSIS (continued)

For the Six Months Ended May 31, 2015

The Board, including the Independent Directors, continues to believe that it is in the best interests of the Fund to have Mr. Berkowitz serve as Chairman of the Board given: his long-term relative performance; his experience, commitment, and significant personal investment in the Fund; the present constitution of Directors and policies; and current rules and regulations. A Director and Officers of the Fund are also Officers of the Manager. Nevertheless, at May 31, 2015, a majority of Directors were independent of the Manager, no stock option or restricted stock plans exist, Officers received no direct compensation from the Fund, and the Director affiliated with the Manager received no compensation for being a Director.

For more complete information about the Fund, or to obtain a current Prospectus, please visit www.fairholmefunds.com or call Shareholder Services at 1-866-202-2263.

6

THE FAIRHOLME FUND

EXPENSE EXAMPLE

For the Six Month Period from December 1, 2014

through May 31, 2015 (unaudited)

As a Fund shareholder, you incur direct and indirect costs. Direct costs include, but are not limited to, transaction fees at some broker-dealers, custodial fees for retirement accounts, redemption fees on Fund shares redeemed within 60 days of purchase, and wire transfer fees. You also incur indirect, ongoing costs that include, but are not limited to, management fees paid to the Manager.

The following example is intended to help you understand your indirect costs (also referred to as “ongoing costs” and measured in dollars) when investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested in the Fund at December 1, 2014, and held for the entire six month period ending May 31, 2015.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you had invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your Fund holdings during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return for the period presented. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses that you paid for the period presented. However, you may use this information to compare ongoing costs of investing in the Fund with the ongoing costs of investing in other funds. To do so, compare this 5% hypothetical example with the 5% examples that appear in the shareholder reports of other funds.

Please note that the column titled “Expenses Paid During the Period” in the table below is meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees (if any), or other direct costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your total costs would be higher.

	Beginning Account Value December 1, 2014	Ending Account Value May 31, 2015	Annualized Expense Ratio	Expenses Paid During the Period December 1, 2014 Through May 31, 2015*
Fund
Actual	$1,000.00	$1,011.70	1.03%	$5.17
Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	1.03%	$5.19

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the one-half year period).

7

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS

May 31, 2015 (unaudited)

Shares		Value

	DOMESTIC EQUITY SECURITIES — 62.3%

	DIVERSIFIED BANKS — 19.2%
64,864,015	Bank of America Corp.	$1,070,256,247

	DIVERSIFIED HOLDING COMPANIES — 4.7%
10,548,750	Leucadia National Corp.	259,815,713

	MORTGAGE FINANCE — 1.3%
14,575,900	Federal Home Loan Mortgage Corp. (a)	35,856,714
13,801,100	Federal National Mortgage Association (a)	35,330,816

		71,187,530

	MULTI-LINE INSURANCE — 19.6%
18,674,899	American International Group, Inc.	1,094,535,830

	REAL ESTATE MANAGEMENT & DEVELOPMENT — 6.6%
23,136,502	The St. Joe Co. (a)(b)(c)	368,564,477

	RETAIL DEPARTMENT STORES —10.9%
14,212,673	Sears Holdings Corp. (c)	610,434,305

TOTAL DOMESTIC EQUITY SECURITIES (COST $3,125,129,611)		3,474,794,102

	FOREIGN EQUITY SECURITIES —1.9%

	CANADA — 1.9%

	METALS & MINING — 0.7%
4,914,300	Imperial Metals Corp. (a)(c)	39,161,075

	RETAIL DEPARTMENT STORES — 1.2%
7,743,900	Sears Canada, Inc. (a)(c)	65,048,760

TOTAL FOREIGN EQUITY SECURITIES (COST $125,500,931)		104,209,835

Shares		Value

	DOMESTIC PREFERRED EQUITY SECURITIES — 9.8%

	MORTGAGE FINANCE — 9.8%
	Federal Home Loan Mortgage Corp.
46,458,500	7.875%, Series Z (a)(d)	$192,802,775
5,750,575	5.570%, Series V (a)	20,414,541
2,726,100	6.550%, Series Y (a)	10,904,400
1,614,250	0.680%, Series M (a)(d)	9,281,937
1,308,929	0.926%, Series B (a)(d)	7,644,145
1,119,600	5.100%, Series H (a)	7,333,380
519,142	1.680%, Series L (a)(d)	2,912,387
450,000	5.900%, Series U (a)	1,588,500
437,340	5.660%, Series W (a)	1,793,094
200,000	5.000%, Series F (a)	1,262,000
	Federal National Mortgage Association
54,015,019	7.750%, Series S (a)(d)	224,162,329
5,172,343	7.000%, Series O (a)(d)	39,051,190
3,558,097	4.500%, Series P (a)(d)	13,698,674
1,557,500	6.750%, Series Q (a)	6,074,250
1,500,000	7.625%, Series R (a)	5,850,000
256,000	0.400%, Series G (a)(d)	1,850,880

TOTAL DOMESTIC PREFERRED EQUITY SECURITIES (COST $656,595,363)		546,624,482

	WARRANTS — 9.2%

	MULTI-LINE INSURANCE — 9.2%
21,588,480	American International Group, Inc.,
	Vested, Strike Price $45.00, Expire 01/19/2021 (a)(e)	515,748,787

TOTAL WARRANTS (COST $351,676,339)		515,748,787

Principal

	FOREIGN CORPORATE BONDS — 2.2%

	CANADA — 2.2%

	METALS & MINING — 2.2%
$124,904,000	Imperial Metals Corp. 7.000%, 03/15/2019 (c)(f)	123,030,440

TOTAL FOREIGN CORPORATE BONDS (COST $115,961,018)		123,030,440

The accompanying notes are an integral part of the financial statements.

8

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2015 (unaudited)

Principal		Value

	COMMERCIAL PAPER — 5.4%
	AUTO MANUFACTURERS — 1.8%
	Ford Motor Co.
$100,000,000	0.850%, 06/01/2015 (g)	$99,996,417

	FOOD PRODUCTS — 2.1%
	Mondelez International, Inc.
50,000,000	0.541%, 06/19/2015 (g)	49,993,000
35,000,000	0.501%, 07/27/2015 (g)	34,983,422
34,000,000	0.501%, 07/28/2015 (g)	33,983,567

		118,959,989

	OIL & NATURAL GAS EXPLORATION — 0.7%
	Canadian Natural Resources Ltd.
7,000,000	0.540%, 06/04/2015 (g)	6,999,732
33,000,000	0.530%, 06/09/2015 (g)	32,997,681

		39,997,413

	TECHNOLOGY HARDWARE & EQUIPMENT — 0.8%
	Hewlett-Packard Co.
22,800,000	0.651%, 06/04/2015 (g)	22,799,582
20,000,000	0.822%, 06/22/2015 (g)	19,998,400

		42,797,982

TOTAL COMMERCIAL PAPER (COST $301,717,364)		301,751,801

Principal		Value

	U.S. GOVERNMENT OBLIGATIONS — 7.2%
$100,000,000	U.S. Treasury Bills 0.062%, 07/09/2015 (g)	$100,000,000
100,000,000	U.S. Treasury Bills 0.067%, 08/27/2015 (g)	99,998,800
100,000,000	U.S. Treasury Bills 0.650%, 09/17/2015 (g)	99,994,700
100,000,000	U.S. Treasury Bills 0.218%, 02/04/2016 (g)	99,913,900

TOTAL U.S . GOVERNMENT OBLIGATIONS (COST $399,810,300)		399,907,400

Shares

	MONEY MARKET FUNDS — 1.1%
64,901,975	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.130% (h)	64,901,975

TOTAL MONEY MARKET FUNDS (COST $64,901,975)		64,901,975

	MISCELLANEOUS INVESTMENTS — 1.0%(i)
(COST $58,247,903)		55,673,242

TOTAL INVESTMENTS — 100.1% (COST $ 5,199,540,804)		5,586,642,064
	LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%	(7,547,678)

NET ASSETS — 100.0%		$5,579,094,386

(a)	Non-income producing security.
(b)	Restricted and controlled security under procedures approved by the Directors. The value of these securities totals $368,564,477, which represents 6.61% of the Fund’s net assets. Information related to these securities is as follows:

Acquisition Shares	Issuer	Acquisition Date(s)	Acquisition Cost	05/31/2015 Carrying Value Per Unit
23,136,502	The St. Joe Co.	12/12/2007-10/13/2010	$607,609,975	$15.93

(c)	Affiliated Company. See Note 7.
(d)	Variable rate security. Rates shown are the effective rates as of May 31, 2015.
(e)	Warrants have terms and conditions based on dividends paid and other events that may lower the strike price and raise the shares per warrant conversion ratio. Reported strike prices and conversion ratios are as of the date of this report. All share-to-warrant conversion ratios are currently 1:1.
(f)	Restricted security as defined in Rule 144A under the Securities Act of 1933. The Manager has determined that such security is liquid pursuant to the Fund’s liquidity guidelines. The value of these securities totals $123,030,440, which represents 2.21% of the Fund’s net assets.
(g)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(h)	Annualized based on the 1-day yield as of May 31, 2015.
(i)	Represents previously undisclosed unrestricted securities, which the Fund has held for less than one year.

The accompanying notes are an integral part of the financial statements.

9

THE FAIRHOLME FUND

STATEMENT OF ASSETS & LIABILITIES

May 31, 2015 (unaudited)

Assets
Investments, at Fair Value:
Unaffiliated Issuers (Cost — $3,474,821,749)	$4,380,403,007
Affiliated Issuers (Cost — $1,724,719,055)	1,206,239,057

Total Investments, at Fair Value (Cost — $5,199,540,804)	5,586,642,064
Interest Receivable	1,862,920
Receivable for Capital Shares Sold	693,466

Total Assets	5,589,198,450

Liabilities
Payable for Capital Shares Redeemed	4,877,396
Accrued Management Fees	4,857,830
Accrued Legal Expenses	267,810
Payable for Investments Purchased	101,028

Total Liabilities	10,104,064

NET ASSETS	$5,579,094,386

Net Assets Consist of:
Paid-In Capital	$4,444,710,488
Accumulated Net Investment Loss	(8,344,422)
Accumulated Net Realized Gain on Investments and Foreign Currency Related Transactions	755,627,060
Net Unrealized Appreciation on Investments and Foreign Currency Related Translations	387,101,260

NET ASSETS	$5,579,094,386

Shares of Common Stock Outstanding* ($0.0001 par value)	157,895,608

Net Asset Value, Offering and Redemption Price Per Share ($5,579,094,386 / 157,895,608 shares)	$35.33

*	700,000,000 shares authorized in total.

The accompanying notes are an integral part of the financial statements.

10

THE FAIRHOLME FUND

STATEMENT OF OPERATIONS (unaudited)

For the Six Months Ended May 31, 2015 (Unaudited)

Investment Income
Dividends — Unaffiliated Issuers	$ 17,497,345
Interest — Affiliated Issuers	4,052,541
Interest — Unaffiliated Issuers	914,924

Total Investment Income	22,464,810

Expenses
Management Fees	30,051,201
Legal Expenses	743,600
Miscellaneous Expense	14,431

Total Expenses	30,809,232

Net Investment Loss	(8,344,422)

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Related Transactions
Net Realized Gain on Investments and Foreign Currency
Related Transactions
Unaffiliated Issuers	764,947,200
Affiliated Issuers	191,651
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Related Translations	(707,134,963)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Related Transactions	58,003,888

NET INCREASE IN NET ASSETS FROM OPERATIONS	$ 49,659,466

The accompanying notes are an integral part of the financial statements.

11

THE FAIRHOLME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2015 (Unaudited)	For the Fiscal Year Ended November 30, 2014

CHANGES IN NET ASSETS
From Operations
Net Investment Loss	$ (8,344,422)	$ (39,531,846)
Net Realized Gain on Investments and Foreign Currency Related Transactions	765,138,851	594,237,348
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Related Translations	(707,134,963)	(805,928,580)
Net Increase (Decrease) in Net Assets from Operations	49,659,466	(251,223,078)
From Dividends and Distributions to Shareholders
Net Realized Capital Gains from Investment Transactions	(538,060,707)	(690,418,532)
Net Decrease in Net Assets from Dividends and Distributions	(538,060,707)	(690,418,532)
From Capital Share Transactions
Proceeds from Sale of Shares	171,669,967	553,078,572
Shares Issued in Reinvestment of Dividends and Distributions	475,825,341	612,192,862
Redemption Fees	196,890	263,247
Cost of Shares Redeemed	(1,357,081,516)	(2,236,856,973)
Net Decrease in Net Assets from Shareholder Activity	(709,389,318)	(1,071,322,292)
NET ASSETS
Net Decrease in Net Assets	(1,197,790,559)	(2,012,963,902)
Net Assets at Beginning of Period	6,776,884,945	8,789,848,847
Net Assets at End of Period	$ 5,579,094,386	$ 6,776,884,945
Accumulated Net Investment Loss at End of Period	$ (8,344,422)	$ —
SHARES TRANSACTIONS
Issued	4,936,425	13,903,282
Reinvested	13,456,741	15,689,206
Redeemed	(39,004,695)	(56,657,870)
Net Decrease in Shares	(20,611,529)	(27,065,382)
Shares Outstanding at Beginning of Period	178,507,137	205,572,519
Shares Outstanding at End of Period	157,895,608	178,507,137

The accompanying notes are an integral part of the financial statements.

12

THE FAIRHOLME FUND

FINANCIAL HIGHLIGHTS

	For the Six Months Ended May 31, 2015		For the Fiscal Year Ended November 30,
	(unaudited)		2014		2013		2012	2011		2010

PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD	$37.96		$42.76		$29.89		$25.10	$34.19		$28.90

Investment Operations
Net Investment Income (Loss)(1)		(0.05)	(0.19)		(0.10)		0.15	(0.07)		0.33
Net Realized and Unrealized Gain (Loss) on Investments	0.50		(1.21)		12.97		5.55	(6.95)		5.22

Total from Investment Operations	0.45		(1.40)		12.87		5.70	(7.02)		5.55

Dividends and Distributions
From Net Investment Income	—		—		—		(0.70)	(0.39)		(0.27)
From Realized Capital Gains		(3.08)	(3.40)		—		—	(1.69)		—
From Return of Capital	—		—		—		(0.21)	—		—

Total Dividends and Distributions		(3.08)	(3.40)		—		(0.91)	(2.08)		(0.27)

Redemption Fees(1)	0.00	(2)	0.00	(2)	0.00	(2)	0.00 (2)	0.01		0.01

NET ASSET VALUE, END OF PERIOD	$35.33		$37.96		$42.76		$29.89	$25.10		$34.19

TOTAL RETURN	1.17	%(3)	(3.50)%		43.06%		23.69%	(22.10)%		19.37%
Ratio/Supplemental Data
Net Assets, End of Period (in 000’s)	$5,579,094		$6,776,885		$8,789,849		$6,992,078	$8,015,294		$16,847,081
Ratio of Expenses to Average Net Assets	1.03	%(4)(5)	1.06	%(6)	1.02	%(7)(8)	1.00%	1.01	%(9)	1.00%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.28	)%(4)	(0.48)%		(0.29)%		0.52%	(0.22)%		1.02%
Portfolio Turnover Rate	4.46	%(3)	1.62%		15.59%		1.57%	43.95%		88.74%

(1)	Based on average shares outstanding.
(2)	Redemption fees represent less than $0.01.
(3)	Not Annualized.
(4)	Annualized.
(5)	0.03% is attributable to legal expenses incurred outside of the 1.00% management fee and less than 0.01% is attributable to miscellaneous expenses incurred outside of the 1.00% management fee.
(6)	0.04% is attributable to legal expenses incurred outside of the 1.00% management fee and 0.02% is attributable to miscellaneous expenses incurred outside of the 1.00% management fee.
(7)	0.02% is attributable to legal expenses incurred outside of the 1.00% management fee.
(8)	Less than 0.01% is attributable to interest expenses incurred outside of the 1.00% management fee.
(9)	0.01% is attributable to legal expenses incurred outside of the 1.00% management fee.

The accompanying notes are an integral part of the financial statements.

13

THE FAIRHOLME FUND

NOTES TO FINANCIAL STATEMENTS

May 31, 2015 (unaudited)

Note 1. Organization

Fairholme Funds, Inc. (the “Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company’s Articles of Incorporation permit the Board of Directors of the Company (the “Board” or the “Directors”) to issue 1,100,000,000 shares of common stock at $.0001 par value. 700,000,000 shares have been allocated to The Fairholme Fund (the “Fund”). The Fund is a non-diversified fund. The Fund may have a greater percentage of its assets invested in particular securities than a diversified fund, exposing the Fund to the risk of unanticipated industry conditions as well as risks specific to a single company or the securities of a single company. The Board has the power to designate one or more separate and distinct series and/or classes of shares of common stock and to classify or reclassify any unissued shares with respect to such series.

The Fund’s investment objective is to provide long-term growth of capital. Under normal circumstances, the Fund seeks to achieve its investment objective by investing in a focused portfolio of equity and fixed-income securities. The proportion of the Fund’s assets invested in each type of asset class will vary from time to time based upon Fairholme Capital Management, L.L.C.’s (the “Manager”) assessment of general market and economic conditions. The Fund may invest in, and may shift frequently among, the asset classes and market sectors. The equity securities in which the Fund may invest include common and preferred stock (including convertible preferred stock), partnership interests, business trust shares, interests in real estate investment trusts (“REITs”), rights and warrants to subscribe for the purchase of equity securities, and depository receipts. The Fund may invest in equity securities without regard to the jurisdictions in which the issuers of the securities are organized or situated and without regard to the market capitalizations or sectors of such issuers. The fixed-income securities in which the Fund may invest include U.S. corporate debt securities, non-U.S. corporate debt securities, bank debt (including bank loans and participations), U.S. government and agency debt securities (including U.S. Treasury bills), short-term debt obligations of foreign governments, and foreign money market instruments. Except for its investments in short-term debt obligations of foreign governments, the Fund may invest in fixed-income securities regardless of maturity or the rating of the issuer of the security. The Fund may also invest in “special situations” to achieve its objective. “Special situation” investments may include equity securities or fixed-income securities, such as corporate debt, which may be in a distressed position as a result of economic or company specific developments. Although the Fund normally holds a focused portfolio of equity and fixed-income securities, the Fund is not required to be fully invested in such securities and may maintain a significant portion of its total assets in cash and securities generally considered to be cash equivalents. The Manager serves as investment adviser to the Fund.

There is no guarantee that the Fund will meet its objective.

Note 2. Significant Accounting Policies

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”). The Fund’s investments are reported at fair value as defined by U.S. GAAP. The Fund calculates its net asset value as soon as practicable following the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open.

A description of the valuation techniques applied to the Fund’s securities measured at fair value on a recurring basis follows:

Security Valuation:

Equity securities (common and preferred stocks): Securities traded on a national securities exchange or reported on the NASDAQ national market are generally valued at the official closing price, or at the last reported sale price on the exchange or market on which the securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. If these securities are not actively traded, they are classified in Level 2. The Manager may also employ other valuation methods which the Manager believes would provide a more accurate indication of fair value. In these situations, if the inputs are observable, the valuation will be classified in Level 2 of the fair value hierarchy, otherwise they would be classified in Level 3.

14

THE FAIRHOLME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2015 (unaudited)

Fixed-income securities (U.S. government obligations, corporate bonds, convertible bonds, and asset backed securities): The fair value of fixed-income securities is estimated using market quotations when readily available, but may also be estimated by various methods when no such market quotations exist and when the Manager believes these other methods reflect the fair value of such securities. These methods may consider recently executed transactions in securities of the issuer or comparable issuers and market price valuations from independent pricing services and/or brokers (where observable). Where the Manager deems it appropriate to do so (such as when independent prices are unavailable or not deemed to be representative of fair value) long-term fixed income securities will be fair valued in good faith following consideration by, and conclusion of, the Manager’s Valuation Committee. As of May 31, 2015, fixed income securities are valued by the Manager utilizing valuations from independent pricing services. Although fixed-income securities are classified in Level 2 of the fair value hierarchy at May 31, 2015, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they would be classified in Level 3.

Open-end mutual funds: Investments in open-end mutual funds including money market funds are valued at their closing net asset value each business day and are classified in Level 1 of the fair value hierarchy.

Short-term securities: Investments in securities with maturities of less than sixty days when acquired, or which subsequently are within sixty days of maturity, shall be valued at prices supplied by an independent pricing source or by one of the Fund’s pricing agents based on broker or dealer supplied valuations or matrix pricing. To the extent the inputs are observable and timely, the values would be classified in Level 2 of the fair value hierarchy.

Restricted securities: Depending on the relative significance of valuation inputs, these instruments may be classified in any level of the fair value hierarchy.

Warrants: The Fund may invest in warrants, which may be acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants entitle, but do not obligate, the holder to buy equity securities at a specific price for a specific period of time. Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities that may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date. Warrants traded on a security exchange are valued at the official closing price on the valuation date and are classified as Level 1 of the fair value hierarchy. Over the counter (OTC) warrants are valued using simulation models utilizing market value of the underlying security, expiration date of the warrants, volatility of the underlying security, strike price of the warrants, risk-free interest rate at the valuation date, and are classified as Level 2 or Level 3 of the fair value hierarchy depending on the observability of the inputs used.

The Fund uses several recognized industry third-party pricing services (TPPS) - approved by the Board and unaffiliated with the Manager - to value some of its securities. It also uses other independent market trade data sources (such as TRACE, the FINRA developed mandatory reporting of over-the-counter secondary market transactions), as well as broker quotes provided by market makers. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. If a price obtained from the pricing source is deemed unreliable, it may be discarded and/or challenged. In these cases the pricing decision is made by reference to the reliable market data from the other market data sources.

The Manager may determine the fair valuation of a security when market quotations are insufficient or not readily available, when securities are determined to be illiquid or restricted, or when in the judgment of the Manager the prices or values available do not represent the fair value of the instrument. Factors which may cause the Manager to make such a judgment include the following: (a) only a bid price or an asked price is available; (b) the spread between bid and asked prices is substantial; (c) the liquidity of the securities; (d) the frequency of sales; (e) the thinness of the market; (f) the size of reported

15

THE FAIRHOLME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2015 (unaudited)

trades; (g) actions of the securities markets, such as the suspension or limitation of trading; and (h) bona fide bids or offers made to the Manager by independent third parties. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Manager reports quarterly to the Board the results of the application of fair valuation policies and procedures.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —

other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets for identical securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Manager’s determination as to the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the level of risk associated with investing in those investments. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of May 31, 2015, is as follows:

Valuation Inputs

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Total Fair Value at 5/31/15
ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities*	$3,474,794,102	—	$3,474,794,102
Foreign Equity Securities*	104,209,835	—	104,209,835
Domestic Preferred Equity Securities*	536,178,222	$ 10,446,260	546,624,482
Warrants*	515,748,787	—	515,748,787
Foreign Corporate Bonds*	—	123,030,440	123,030,440
Commercial Paper*	—	301,751,801	301,751,801
U.S. Government Obligations	—	399,907,400	399,907,400
Money Market Funds	64,901,975	—	64,901,975
Miscellaneous Investments	55,673,242	—	55,673,242
TOTAL INVESTMENTS	$4,751,506,163	$835,135,901	$5,586,642,064

*	Industry classifications for these categories are detailed in the Schedule of Investments.

During the six months ended May 31, 2015, the Fund did not have material transfers between Level 1 and Level 2. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments at May 31, 2015, or November 30, 2014.

Warrants: The Fund’s investments in warrants as of May 31, 2015, are presented within the Schedule of Investments.

The Fund’s warrant positions during the six months ended May 31, 2015, had an average monthly market value of approximately $502,086,364.

As of May 31, 2015, the value of warrants with equity risk exposure of $515,748,787 is included with Investments at Fair Value on the Statement of Assets and Liabilities. For the six months ended May 31, 2015, the effect of the net change in unrealized depreciation of warrants with equity risk exposure of $431,770 is included with the Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Related Translations on the Statement of Operations.

16

THE FAIRHOLME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2015 (unaudited)

Dividends and Distributions: The Fund records dividends and distributions to shareholders on the ex-dividend date. The Fund intends to distribute substantially all of its net investment income (if any) as dividends to its shareholders on an annual basis in December. The Fund intends to distribute any net long-term capital gains and any net short-term capital gains at least once a year. If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) fair value of investment securities, assets, and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of gains and losses on investment securities which is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities.

Estimates: The preparation of financial statements in conformity with U.S. GAAP requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of both contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fee: The Fund assesses a 2% fee on the proceeds of the Fund shares that are redeemed within 60 days of their purchase. The redemption fee is paid to the Fund as applicable, for the benefit of remaining shareholders and is recorded as paid-in capital. The redemption fees retained by the Fund during the six months ended May 31, 2015 and fiscal year ended November 30, 2014, amounted to $196,890 and $263,247, respectively.

Other: The Fund accounts for security transactions on the trade date for financial statement purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date net of foreign taxes withheld where recovery is uncertain and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective yield method. Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuation in exchange rates. The Fund may invest in countries that require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Fund paid certain fees and expenses during the year, including legal and miscellaneous expenses, in connection with its investments in the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

Note 3. Related Party Transactions

The Manager is a Delaware limited liability company and is registered with the Securities and Exchange Commission as an investment adviser. The Manager’s principal business and occupation is to provide investment management and advisory services to individuals, corporations, and other institutions throughout the world. Pursuant to an Investment Management Agreement, the Fund pays a management fee to the Manager for its provision of investment advisory and operating services to the Fund. Subject to applicable waivers or limitations, the management fee is paid at an annual rate equal to 1.00% of the daily average net assets of the Fund. The Manager is responsible pursuant to each Investment Management Agreement for paying the Fund’s expenses for the following services: transfer agency, fund accounting, fund administration, custody, legal, audit, compliance, directors’ fees, call center, fulfillment, travel, insurance, rent, printing, postage and other office supplies. The Manager is not responsible for paying for the following costs and expenses of the Fund: commissions, brokerage fees, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions or in connection with securities owned by the Fund, taxes, interest, acquired fund fees and related expenses, expenses in connection with litigation by or against the Fund, and any other extraordinary expenses.

17

THE FAIRHOLME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2015 (unaudited)

The Manager earned $30,051,201 from the Fund for its services during the six months ended May 31, 2015.

Affiliates of the Manager held in aggregate 5,090,286 shares at May 31, 2015.

A Director and Officers of the Fund are also Officers of the Manager or its affiliates.

Note 4. Investments

For the six months ended May 31, 2015, aggregated purchases and sales of investment securities other than short-term investments and U.S. government obligations were as follows:

Purchases	Sales
$240,081,121	$1,892,311,437

Note 5. Tax Matters

Federal Income Taxes: The Fund intends to qualify each year as a “Regulated Investment Company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes all of its net investment income and any realized capital gains.

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation of investments at May 31, 2015, were as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$5,209,054,182	$1,051,037,779	$(673,449,897)	$377,587,882

The difference between book basis and tax basis net unrealized appreciation is attributable to the tax deferral of losses on wash sales and capitalized cost.

The Fund’s tax basis capital gains are determined only at the end of each fiscal year. Therefore, the components of distributable earnings will be included in the Annual Report for the fiscal year ended November 30, 2015.

The Manager has analyzed the Fund’s tax positions taken on tax returns for all open tax years (current and prior three tax years) and has concluded that there are no uncertain tax positions that require recognition of a tax liability. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired (the current year and prior three years) are subject to examination by the Internal Revenue Service and state departments of revenue. Additionally, the Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Note 6. Dividends and Distributions to Shareholders

Ordinary income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

18

THE FAIRHOLME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2015 (unaudited)

The tax character of dividends and distributions paid by the Fund were as follows:

	For the Six Months Ended May 31, 2015	For the Fiscal Year Ended November 30, 2014

Dividends and Distributions paid from:
Ordinary Income*	$ 6,221,868	—
Long-Term Capital Gain	531,838,839	$690,418,532
	$538,060,707	$690,418,532

*	Inclusive of short-term capital gains

Note 7. Transactions in Shares of Affiliates

Portfolio companies in which the Fund owns 5% or more of the outstanding voting securities of the issuer are considered affiliates of the Fund. The aggregate fair value of all securities of affiliates held in the Fund as of May 31, 2015, amounted to $1,206,239,057 representing approximately 21.62% of the Fund’s net assets.

Transactions in the Fund during the six months ended May 31, 2015, in which the issuer was an affiliate are as follows:

	November 30, 2014	Gross Additions	Gross Deductions	May 31, 2015
	Shares/ Par Value	Shares/ Par Value	Shares/ Par Value	Shares/ Par Value	Fair Value	Realized Gain (Loss)	Investment Income
Imperial Metals Corp.	4,795,100	119,200	—	4,914,300	$ 39,161,075	$ —	$ —
Sears Holdings Corp.	14,212,673	—	—	14,212,673	610,434,305	—	—
Sears Canada, Inc.(a)	5,078,700	2,665,200	—	7,743,900	65,048,760	—	—
The St. Joe Co.	23,136,502	—	—	23,136,502	368,564,477	—	—
Imperial Metals Corp. 7.000%, 03/15/2019	—	$129,994,000	$5,090,000	$124,904,000	123,030,440	191,651	4,052,541
Total					$1,206,239,057	$191,651	$4,052,541

(a)	Company was not an “affiliated company” at November 30, 2014.

Note 8. Indemnifications

Under the Company’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business the Company or the Fund enters into contracts that contain a variety of representations and customary indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on its experience to date, the Fund expects the risk of loss to be remote.

19

THE FAIRHOLME FUND

ADDITIONAL INFORMATION

May 31, 2015 (unaudited)

Proxy Voting Policies, Procedures and Records (unaudited)

The Company has adopted policies and procedures that provide guidance and set forth parameters for the voting of proxies relating to securities held in the Fund’s portfolio. A description of these policies and procedures, and records of how the Fund voted proxies relating to their portfolio securities during the most recent twelve month period ended June 30, 2014, are available to you upon request and free of charge by writing to the Fairholme Funds, Inc., c/o BNY Mellon Investment Servicing (US) Inc., P.O. Box 9692, Providence, RI, 02940 or by calling Shareholder Services at 1-866-202-2263 or visiting our website at fairholmefunds.com. They may also be obtained by visiting the Securities and Exchange Commission (“SEC”) website at www.sec.gov. The Company shall respond to all shareholder requests for records within three business days of its receipt of such request by first-class mail or other means designed to ensure prompt delivery.

N-Q Filing (unaudited)

The Company files a complete schedule of the Fund’s portfolio holdings on Form N-Q for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Forms N-Q relating to the Fund’s portfolio investments are available on the SEC’s website at www.sec.gov, or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

20

NOTES

NOTES

NOTES

Officers of Fairholme Funds, Inc.

BRUCE R. BERKOWITZ

President

FERNANDO M. FONT

Vice President

WAYNE KELLNER

Treasurer

PAUL R. THOMSON

Chief Compliance Officer & Secretary

Board of Directors of Fairholme Funds, Inc. CESAR L. ALVAREZ, Esq. TERRY L. BAXTER BRUCE R. BERKOWITZ HOWARD S. FRANK STEVEN J. GILBERT, Esq. AVIVITH OPPENHEIM, Esq. LEIGH WALTERS, Esq.

Investment Manager

FAIRHOLME CAPITAL MANAGEMENT, L.L.C

4400 Biscayne Boulevard, Miami, FL 33137

Transfer Agent, Fund Accountant & Administrator

BNY MELLON INVESTMENT SERVICING (US) INC.

760 Moore Road, King of Prussia, PA 19406

Custodian

THE BANK OF NEW YORK MELLON

One Wall Street, New York, NY 10286

Independent Registered Public Accounting Firm

DELOITTE & TOUCHE LLP

1700 Market Street, Philadelphia, PA 19103

Legal Counsel

SEWARD & KISSEL LLP

901 K Street NW, Washington, DC 20001

THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF FAIRHOLME FUNDS, INC. IT IS NOT INTENDED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS, WHICH CONTAINS MORE INFORMATION ON FEES, CHARGES AND OTHER EXPENSES AND SHOULD BE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. SHARES OF THE FUNDS ARE DISTRIBUTED BY FAIRHOLME DISTRIBUTORS, LLC.

“(E)ven the intelligent investor is likely to need considerable willpower to keep from following the crowd.”

Benjamin Graham

This page is not part of The Fairholme Focused Income Fund 2015 Semi-Annual Report.

FAIRHOLME CAPITAL MANAGEMENT, L.L.C.

PORTFOLIO MANAGER’S REPORT

For the Six Months Ended June 30, 2015

Mutual fund investing involves risks, including loss of principal. The chart below covers the period from inception of The Fairholme Focused Income Fund (December 31, 2009) to June 30, 2015. Past performance information quoted below does not guarantee future results. The investment return and principal value of an investment in The Fairholme Focused Income Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted below. Performance figures assume reinvestment of dividends and capital gains. Most recent month-end performance and answers to any questions you may have can be obtained by calling Shareholder Services at 1.866.202.2263. The Fairholme Focused Income Fund maintains a focused portfolio of investments in a limited number of issuers and does not seek to diversify its investments. This exposes The Fairholme Focused Income Fund to the risk of unanticipated industry conditions and risks particular to a single company or the securities of a single company. The Fairholme Focused Income Fund’s performance may differ markedly from the performance of the Barclays Capital U.S. Aggregate Bond Index in either up or down market trends. The Barclays Capital U.S. Aggregate Bond Index is an unmanaged market-weighted index comprised of investment-grade (rated Baa3/BBB-/BBB- or higher) taxable bonds, mortgage-backed securities, asset-backed securities, corporate securities, and government-related securities, including U.S. Treasury and government agency issues, with at least one year to maturity. Because indices cannot be invested in directly, these index returns do not reflect a deduction for fees, expenses, or taxes. The Fairholme Focused Income Fund’s expense ratio reflected in its prospectus dated March 27, 2015, is 1.01%, which included acquired fund fees and expenses that are incurred indirectly by The Fairholme Focused Income Fund as a result of investments in securities issued by one or more investment companies.

July 27, 2015

To the Shareholders and Directors of The Fairholme Focused Income Fund:

The Fairholme Focused Income Fund (the “Fund” or “FOCIX”) increased 5.05%, versus a decrease of 0.10% for the Barclays Capital U.S. Aggregate Bond Index (the “Barclays Bond Index”), for the six-month period that ended June 30, 2015. Since inception, the Fund increased 53.05% versus 24.18% for the Barclays Bond Index. The following table compares the Fund’s unaudited performance (after expenses) with that of the Barclays Bond Index, with dividends and distributions reinvested, for various periods ending June 30, 2015.

	ONE	THREE	FIVE	SINCE
	YEAR	YEARS	YEARS	INCEPTION
				(12/31/2009)
Cumulative
FOCIX	(3.71)%	30.24%	48.01%	53.05%
Barclays Bond Index	1.86%	5.58%	17.90%	24.18%
Annualized
FOCIX	(3.71)%	9.21%	8.16%	8.05%
Barclays Bond Index	1.86%	1.83%	3.35%	4.02%
The Fund’s 30-Day SEC Yield at June 30, 2015, was 3.97%.

At June 30, 2015, the value of a $10.00 investment in the Fund at its inception was worth $15.30 (calculated by assuming reinvestment of distributions into additional Fund shares) compared to $12.42 for the Barclays Bond Index. FOCIX returned 2.2 times more than the Barclays Bond Index on a $10.00 investment since inception. Of the $15.30, the share price (net asset value per share) was $10.72 and the value of distributions reinvested was $4.58. This difference, more than anything, demonstrates how the Fund has outperformed the market (as represented by the Barclays Bond Index) over the period shown.

The Fund’s positive performance in the first half of 2015 was largely driven by price appreciation in our largest position – Sears Holdings Corporation 6.625% senior secured notes. At June 30, 2015, giving effect to the exercise of all rights for Seritage Growth Properties, the Fund is composed of securities from 11 issuers (82.3%) along with U.S. Treasury Bills and money market funds (16.7%). We believe that the Fund’s barbell strategy – high-yielding securities of companies that we understand well coupled with a sizable cash buffer – continues to prove its mettle. We estimate that an instantaneous 100 basis point increase in interest rates may reduce the fair market value of the portfolio securities by 3.3% (approximately 8 months of interest). This includes the Fund’s recent acquisition of Seritage Growth Properties common stock, a long duration investment that benefits from economic growth and inflation – two factors that may drive interest yields higher over time. The duration of the portfolio’s fixed income and preferred securities, excluding Seritage common, is just 2.3%, less than half the entire portfolio’s yield-to-maturity of 5.2%. Either way, we believe the portfolio is well positioned for a higher interest rate environment, particularly when considering factors such as the current shape of the bond yield curve and a risk-free rate hovering around zero.

Sears Holdings (30.0% of the Fund portfolio) continued to demonstrate its financial flexibility in 2015 by completing a separation transaction of 235 properties, plus joint venture interests in 31 additional properties, for $3.1 billion in cash proceeds. The company’s bonds rose on the news, as unsubstantiated fears of a liquidity crisis subsided and fixed income analysts upgraded the notes to “Market Weight.” Seritage Growth Properties (4.3% of the Fund portfolio), a newly formed real estate investment trust that began trading this month, purchased the 266 properties and disclosed its intention to reconfigure or redevelop a substantial portion of the locations in order to generate additional operating income. We believe that as Seritage recaptures and repurposes the excess Sears and Kmart real estate and recycles the below-market rents into new rents, the company will deliver an above-average long-term return including dividend growth.

This page is not part of The Fairholme Focused Income Fund 2015 Semi-Annual Report.

i

Imperial Metals Corporation 7.0% senior unsecured notes due 2019 (22.5% of the Fund portfolio) have benefited from positive developments over the last few months. The company recently received a final permit to operate its tailings storage facility at the flagship Red Chris Mine – another important milestone. We observed the mill running at capacity during our site visit in May, and expect Imperial to focus attention on increasing recovery rates and improving profitability. In addition, the company received a permit earlier this month to partially recommence operations at Mount Polley, which should help the company generate additional cash flow.

For seven years, Fannie Mae and Freddie Mac (5.3% and 5.2% of the Fund portfolio, respectively) have been held against their will in a perpetual conservatorship that has dramatically exceeded its mandate and, perversely, only serves to harm their safety and soundness. Every three months the proverbial cash register at each of these mortgage insurers is looted by a repeat offender – the United States Treasury – unlawfully claiming entitlement to all of Fannie and Freddie’s profits in perpetuity while disclaiming any allegations that it has effected the largest nationalization in American history. One need not be a legal scholar to recognize that this illicit scheme is antithetical to the basic notion of a C-O-N-S-E-R-V-A-T-O-R-S-H-I-P. While the progress that litigants are making before the third branch of government is not being reflected in recent prices of Fannie and Freddie preferred securities, we remain cognizant of Mr. Market’s propensity for sudden mood swings.

Chesapeake Energy preferred stock (1.6% of the Fund portfolio) has underperformed this year due to lower commodity prices and a leveraged balance sheet. We believe that management will navigate through the current operating environment, which may allow incremental purchases bearing double-digit interest yields for the Fund.

Two floating-rate perpetual preferred stocks were replaced with intermediate-term corporate bonds issued by HRG Group and Jefferies Financial (0.8% and 2.3% of the Fund portfolio, respectively). We believe that both have adequate asset coverage and carry current yields exceeding 7.5%.

Most recently, the Fund acquired HomeFed Corporation 6.50% senior unsecured notes due 2018 (4.6% of the Fund portfolio) through a private placement offering. HomeFed invests and develops residential and commercial real estate properties across the country. We have followed the company’s evolution for years, including its acquisition of Leucadia’s real estate properties in 2014. Given HomeFed’s strong balance sheet and valuable underlying assets, we believe these limited duration notes sporting a yield-to-maturity of 6.9% have solid potential.

The Fund reopened to new investors in March 2015, and we intend to continue scanning the horizon for opportunities to selectively deploy capital.

Respectfully submitted,

Bruce R. Berkowitz

Chief Investment Officer

Fairholme Capital Management

The Portfolio Manager’s Report is not part of The Fairholme Focused Income Fund’s Semi-Annual Report due to forward-looking statements that, by their nature, cannot be attested to, as required by regulation. The Portfolio Manager’s Report is based on calendar-year performance and precedes a more formal Management Discussion and Analysis. Opinions of the Portfolio Manager are intended as such, and not as statements of fact requiring attestation.

This page is not part of The Fairholme Focused Income Fund 2015 Semi-Annual Report.

ii

“Traditionally the investor has been the man with patience

and the courage of his convictions who would buy when the

harried or disheartened speculator was selling.”

Benjamin Graham & David Dodd

This page is not part of The Fairholme Focused Income Fund 2015 Semi-Annual Report.

The Fairholme Focused Income Fund (FOCIX)

Seeking current income

Semi-Annual Report 2015

Managed by Fairholme Capital Management

1.866.202.2263 ● fairholmefunds.com

THE FAIRHOLME FOCUSED INCOME FUND

May 31, 2015

2

THE FAIRHOLME FOCUSED INCOME FUND

FUND PERFORMANCE (unaudited)

Inception through May 31, 2015

THE FAIRHOLME FOCUSED INCOME FUND VS.

The BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX

INITIAL MINIMUM INVESTMENT OF $25,000

The Fairholme Focused Income Fund (the “Fund”) commenced operations on December 31, 2009. The chart above presents the performance of a $25,000 investment from inception to the latest semi-annual period ended May 31, 2015.

The following notes pertain to the chart above as well as to the performance table included in the Management Discussion & Analysis Report. Performance information in this report represents past performance and is not a guarantee of future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares when redeemed may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted within. The performance information does not reflect the taxes an investor would pay on Fund distributions or upon redemption of Fund shares. Most recent month-end performance and answers to any questions you may have can be obtained by calling Shareholder Services at 1-866-202-2263.

Data for both the Barclays Capital U.S. Aggregate Bond Index and the Fund are presented assuming all dividends and distributions have been reinvested and do not reflect any taxes that might have been incurred by a shareholder as a result of the Fund distributions. The Barclays Capital U.S. Aggregate Bond Index is an unmanaged market weighted index comprised of investment grade corporate bonds (rated BBB or better), mortgages, and U.S. Treasury and government agency issues with at least one year to maturity and does not reflect any investment management fees or transaction expenses, nor the effects of taxes, fees, or other charges.

3

THE FAIRHOLME FOCUSED INCOME FUND

MANAGEMENT DISCUSSION & ANALYSIS

For the Six Months Ended May 31, 2015

The Fairholme Focused Income Fund (the “Fund”) shares outstanding and unaudited net asset value per share (“NAV”) at May 31, 2015, the end of the Fund’s second fiscal quarter of 2015, and per share NAVs at other pertinent dates, were as follows:

05/31/2015 Shares Outstanding	05/31/2015 NAV (unaudited)	11/30/2014 NAV (audited)	05/31/2014 NAV (unaudited)
19,989,596	$11.12	$10.82	$11.72

At June 30, 2015, the unaudited per share NAV of the Fund was $10.72. Performance figures below are shown for the Fund’s semi-annual period ended May 31, 2015, and do not match calendar year figures for the period ended June 30, 2015, cited in the Portfolio Manager’s report.

Fund Performance to 05/31/2015	Six Months	One Year	Five Year	Since Inception 12/31/2009

Cumulative:
Fund	6.31%	(0.95)%	52.62%	57.20%
Barclays Bond Index	1.10%	3.03%	21.07%	25.55%

Annualized:
Fund		(0.95)%	8.82%	8.71%
Barclays Bond Index		3.03%	3.90%	4.29%

For the six months ended May 31, 2015, the Fund outperformed the Barclays Capital U.S. Aggregate Bond Index (“Barclays Bond Index”) by 5.21 percentage points while over the last year the Fund was outperformed by the Barclays Bond Index by 3.98 percentage points. From inception, the Fund outperformed the Barclays Bond Index by 4.42 percentage points per annum, or on a cumulative basis, 31.65 percentage points over five years and five months.

Fairholme Capital Management, L.L.C. (the “Manager”) believes performance over shorter periods is likely to be less meaningful than performance over longer periods. Investors are cautioned not to rely on short-term results. The fact that securities increase or decline in value does not always indicate that the Manager believes these securities to be more or less attractive — in fact, the Manager believes that some price increases present selling opportunities and some price declines present buying opportunities.

Further, shareholders should note that the Barclays Bond Index is an unmanaged index incurring no fees, expenses, or tax effects and is shown solely to compare Fund performance to that of an unmanaged and diversified index.

Shareholders are also cautioned that it is possible that some securities mentioned in this discussion may no longer be held by the Fund subsequent to the end of the fiscal period and that the Fund may have made significant new purchases that are not yet required to be disclosed. It is the Fund’s general policy not to disclose portfolio holdings other than when required by relevant law or regulation. Portfolio holdings are subject to change without notice.

Not all Fund portfolio dispositions or additions are material, and, while the Fund and the Manager have long-term objectives, it is possible that a security sold or purchased in one period will be purchased or sold in a subsequent period. Generally, the Manager determines to buy and sell based on its estimates of the absolute and relative intrinsic values and fundamental dynamics of a particular security and its issuer and its industry. However, certain strategies of the Manager in carrying out Fund policies may result in shorter holding periods.

The Manager invests Fund assets in securities to the extent it finds reasonable investment opportunities in accordance with its Prospectus and may invest a significant portion of Fund assets in liquid, low-risk securities or

4

THE FAIRHOLME FOCUSED INCOME FUND

MANAGEMENT DISCUSSION & ANALYSIS (continued)

For the Six Months Ended May 31, 2015

cash. The Manager views liquidity as a strategic advantage. At May 31, 2015, cash and cash equivalents (consisting of cash, commercial paper, deposit accounts, U.S. Treasury Bills, and money-market funds) represented 25.30% of total assets. Since inception, the Fund has held liquid, low-risk securities or cash for periods without negatively influencing performance, although there is no guarantee that future performance will not be negatively affected by Fund liquidity.

The Fund is considered to be “non-diversified” under the Investment Company Act of 1940. The Fund can invest a greater percentage of assets in fewer securities than a diversified fund and may invest a significant portion of cash and liquid assets in one or more higher-risk securities at any time, particularly in situations where markets are weak or a particular security declines sharply. The Fund may also have a greater percentage of assets invested in a particular industry than a diversified fund, exposing the Fund to the risk of an unanticipated industry condition as well as risks specific to a single company or security. For the six months ended May 31, 2015, the Fund investments that performed the best were Sears Holdings Corp., Imperial Metals Corp., and Federal National Mortgage Association. The biggest contributor to negative performance was our investment in Chesapeake Energy Corp. The following charts show the top holdings by issuer and sector in descending order of net assets as of May 31, 2015.

The Fairholme Focused Income Fund Top Holdings by Issuer* (% of Net Assets)		The Fairholme Focused Income Fund Top Sectors (% of Net Assets)

Sears Holdings Corp.	30.2%	Retail Department Stores	30.2%
Imperial Metals Corp.	22.2%	Cash and Cash Equivalents**	25.3%
Federal National Mortgage Association	5.6%	Metals & Mining	22.2%
Federal Home Loan Mortgage Corp.	5.6%	Mortgage Finance	11.2%
Ally Financial, Inc.	4.4%	Consumer Finance	4.4%
Jefferies Financial, LLC	2.2%	Commercial Finance	2.2%
Chesapeake Energy Corp.	1.8%	Oil & Natural Gas Exploration	1.8%
HRG Group, Inc.	0.8%	Diversified Holding Companies	0.8%

	72.8%		98.1%

  * Excludes cash, U.S. Treasury Bills, commercial paper, and money market funds.

** Includes cash, U.S. Treasury Bills, commercial paper, and money market funds.

The Manager views the ability to focus on fewer investments than a diversified fund as a strategic advantage. However, such a strategy may negatively influence short-term performance and there is no guarantee that long-term performance will not be negatively affected.

The Fund may invest in non-U.S. securities and securities of corporations domiciled outside of the United States, which may expose the Fund to adverse changes resulting from foreign currency fluctuations or other potential risks as described in the Fund’s Prospectus and Statement of Additional Information.

The Fund’s officers, the Board of Directors (the “Board” or the “Directors”), and the Manager are aware that large cash inflows or outflows may adversely affect Fund performance. Such flows are monitored and appropriate actions are contemplated for when such flows could negatively impact performance.

Since inception, the Fund has been advised by the Manager. Bruce Berkowitz, both the Chief Investment Officer of the Manager and Chairman of the Fund’s Board, continues to have a significant personal stake in the Fund, holding an aggregate 537,918 shares at May 31, 2015. While there is no requirement that Mr. Berkowitz own shares of the Fund, such holdings are believed to help align the interests of the Manager with the interests of the shareholders.

5

THE FAIRHOLME FOCUSED INCOME FUND

MANAGEMENT DISCUSSION & ANALYSIS (continued)

For the Six Months Ended May 31, 2015

The Board, including the Independent Directors, continues to believe that it is in the best interests of Fund to have Mr. Berkowitz serve as Chairman of the Board given: his long-term relative performance; his experience, commitment, and significant personal investment in the Fund; the present constitution of Directors and policies; and current rules and regulations. A Director and Officers of the Fund are also Officers of the Manager. Nevertheless, at May 31, 2015, a majority of Directors were independent of the Manager, no stock option or restricted stock plans exist, Officers received no direct compensation from the Fund, and the Director affiliated with the Manager received no compensation for being a Director.

For more complete information about the Fund, or to obtain a current Prospectus, please visit www.fairholmefunds.com or call Shareholder Services at 1-866-202-2263.

6

THE FAIRHOLME FOCUSED INCOME FUND

EXPENSE EXAMPLE

For the Six Month Period from December 1, 2014

through May 31, 2015 (unaudited)

As a Fund shareholder, you incur direct and indirect costs. Direct costs include, but are not limited to, transaction fees at some broker-dealers, custodial fees for retirement accounts and wire transfer fees. You also incur indirect, ongoing costs that include, but are not limited to, management fees paid to the Manager.

The following example is intended to help you understand your indirect costs (also referred to as “ongoing costs” and measured in dollars) when investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested in the Fund at December 1, 2014, and held for the entire six month period ending May 31, 2015.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you had invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your Fund holdings during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return for the period presented. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses that you paid for the period presented. However, you may use this information to compare ongoing costs of investing in the Fund with the ongoing costs of investing in other funds. To do so, compare this 5% hypothetical example with the 5% examples that appear in the shareholder reports of other funds.

Please note that the column titled “Expenses Paid During the Period” in the table below is meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees (if any), or other direct costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your total costs would be higher.

	Beginning Account Value December 1, 2014	Ending Account Value May 31, 2015	Annualized Expense Ratio	Expenses Paid During the Period December 1, 2014 Through May 31, 2015*
Fund
Actual	$1,000.00	$1,063.10	1.00%	$5.14
Hypothetical (5% return before expenses)	$1,000.00	$1,019.95	1.00%	$5.04

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the one-half year period).

7

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS

May 31, 2015 (unaudited)

Shares		Value

	DOMESTIC PREFERRED EQUITY SECURITIES — 15.1%

	CONSUMER FINANCE — 2.1%
4,604	Ally Financial, Inc., Preferred, 7.000%, Series G (a)	$4,684,570

	MORTGAGE FINANCE — 11.2%
1,200,000	Federal Home Loan Mortgage Corp., Preferred, 7.875%, Series Z (b)(c)	4,980,000
1,029,724	Federal Home Loan Mortgage Corp., Preferred, 6.550%, Series Y (c)	4,118,896
396,000	Federal Home Loan Mortgage Corp., Preferred, 5.100%, Series H (c)	2,593,800
98,355	Federal Home Loan Mortgage Corp., Preferred, 6.000%, Series P (c)	633,406
1,167,500	Federal National Mortgage Association, Preferred, 7.000%, Series O (b)(c)	8,814,625
500,000	Federal National Mortgage Association, Preferred, 6.750%, Series Q (c)	1,950,000
420,000	Federal National Mortgage Association, Preferred, 7.750%, Series S (b)(c)	1,743,000

		24,833,727

	OIL & NATURAL GAS EXPLORATION — 1.8%
46,200	Chesapeake Energy Corp., Preferred, 5.000%	3,927,000

TOTAL DOMESTIC PREFERRED EQUITY SECURITIES (COST $34,750,588)		33,445,297

Principal		Value

	DOMESTIC CORPORATE BONDS — 35.5%

	COMMERCIAL FINANCE — 2.2%
$5,000,000	Jefferies Finance, LLC 7.375%, 04/01/2020 (a)	$5,009,500

	CONSUMER FINANCE — 2.3%
5,000,000	Ally Financial, Inc. 3.500%, 07/18/2016	5,076,500

	DIVERSIFIED HOLDING COMPANIES — 0.8%
1,730,000	HRG Group, Inc. 7.750%, 01/15/2022 (a)	1,685,712

	RETAIL DEPARTMENT STORES — 30.2%
67,574,000	Sears Holdings Corp. 6.625%, 10/15/2018	67,202,343

TOTAL DOMESTIC CORPORATE BONDS (COST $77,293,092)		78,974,055

	FOREIGN CORPORATE BONDS — 22.2%

	CANADA — 22.2%

	METALS & MINING — 22.2%
50,200,000	Imperial Metals Corp. 7.000%, 03/15/2019 (a)	49,447,000

TOTAL FOREIGN CORPORATE BONDS (COST $46,914,149)		49,447,000

	COMMERCIAL PAPER — 4.5%

	AUTO MANUFACTURERS — 4.5%
10,000,000	Ford Motor Co. 0.850%, 06/01/2015 (d)	9,999,642

TOTAL COMMERCIAL PAPER (COST $10,000,000)		9,999,642

The accompanying notes are an integral part of the financial statements.

8

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2015 (unaudited)

Principal		Value

	U.S. GOVERNMENT OBLIGATIONS — 4.5%
$10,000,000	U.S. Treasury Bills 0.199%, 03/31/2016 (d)	$9,982,060

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $9,983,196)		9,982,060

Shares

	MONEY MARKET FUNDS — 16.3%
36,322,142	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.130% (e)	36,322,142

TOTAL MONEY MARKET FUNDS (COST $36,322,142)		36,322,142

	MISCELLANEOUS INVESTMENTS — 1.2%(f)
(COST $2,475,389)		2,593,670

Value
TOTAL INVESTMENTS — 99.3% (COST $217,738,556)	$220,763,866
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%	1,484,886

NET ASSETS — 100.0%	$222,248,752

(a)

Restricted security as defined in Rule 144A under the Securities Act of 1933. The Manager has determined that such security is liquid pursuant to the Fund’s liquidity guidelines. The value of these securities totals $60,826,782, which represents 27.37% of the Fund’s net assets.

(b)	Variable rate security. Rates shown are the effective rates as of May 31, 2015.
(c)	Non-income producing security.
(d)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(e)	Annualized based on the 1-day yield as of May 31, 2015.
(f)	Represents previously undisclosed unrestricted securities, which the Fund has held for less than one year.

The accompanying notes are an integral part of the financial statements.

9

THE FAIRHOLME FOCUSED INCOME FUND

STATEMENT OF ASSETS & LIABILITIES

May 31, 2015 (unaudited)

Assets
Investments, at Fair Value (Cost — $217,738,556)	$220,763,866
Interest Receivable	1,558,204
Receivable for Capital Shares Sold	248,905

Total Assets	222,570,975

Liabilities
Accrued Management Fees	189,855
Payable for Capital Shares Redeemed	132,368

Total Liabilities	322,223

NET ASSETS	$222,248,752

Net Assets Consist of:
Paid-In Capital	$217,960,929
Accumulated Undistributed Net Investment Income	1,490,050
Accumulated Net Realized Loss on Investments and Foreign Currency Related Transactions	(227,537)
Net Unrealized Appreciation on Investments and Foreign Currency Related Translations	3,025,310

NET ASSETS	$222,248,752

Shares of Common Stock Outstanding* ($0.0001 par value)	19,989,596

Net Asset Value, Offering and Redemption Price Per Share ($222,248,752 / 19,989,596 shares)	$11.12

*	200,000,000 shares authorized in total.

The accompanying notes are an integral part of the financial statements.

10

THE FAIRHOLME FOCUSED INCOME FUND

STATEMENT OF OPERATIONS (unaudited)

For the Six Months Ended May 31, 2015
Investment Income
Interest	$4,788,408
Dividends	473,118

Total Investment Income	5,261,526

Expenses
Management Fees	1,061,980
Other Expenses	85

Total Expenses	1,062,065

Net Investment Income	4,199,461

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Related Transactions
Net Realized Loss on Investments and Foreign Currency Related Transactions	(109,702)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Related Translations	8,675,092

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Related Transactions	8,565,390

NET INCREASE IN NET ASSETS FROM OPERATIONS	$12,764,851

The accompanying notes are an integral part of the financial statements.

11

THE FAIRHOLME FOCUSED INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2015 (unaudited)	For the Fiscal Year Ended November 30, 2014
CHANGES IN NET ASSETS
From Operations
Net Investment Income	$ 4,199,461	$ 4,603,794
Net Realized Gain (Loss) on Investments and Foreign Currency Related Transactions	(109,702)	2,795,505
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Related Translations	8,675,092	(13,798,701)

Net Increase (Decrease) in Net Assets from Operations	12,764,851	(6,399,402)

From Dividends and Distributions to Shareholders
Net Investment Income	(4,131,331)	(3,837,576)
Net Realized Capital Gains from Investment Transactions	(2,939,655)	(13,876,149)

Net Decrease in Net Assets from Dividends and Distributions	(7,070,986)	(17,713,725)

From Capital Share Transactions
Proceeds from Sale of Shares	19,710,165	30,025,869
Shares Issued in Reinvestment of Dividends and Distributions	5,684,850	14,885,867
Cost of Shares Redeemed	(24,886,789)	(51,739,852)

Net Increase (Decrease) in Net Assets from Shareholder Activity	508,226	(6,828,116)

NET ASSETS
Net Increase (Decrease) in Net Assets	6,202,091	(30,941,243)
Net Assets at Beginning of Period	216,046,661	246,987,904

Net Assets at End of Period	$222,248,752	$216,046,661

Accumulated Undistributed Net Investment Income at End of Period	$ 1,490,050	$ 1,421,920

SHARES TRANSACTIONS
Issued	1,801,104	2,609,016
Reinvested	541,255	1,322,790
Redeemed	(2,324,753)	(4,568,532)

Net Increase (Decrease) in Shares	17,606	(636,726)
Shares Outstanding at Beginning of Period	19,971,990	20,608,716

Shares Outstanding at End of Period	19,989,596	19,971,990

The accompanying notes are an integral part of the financial statements.

12

THE FAIRHOLME FOCUSED INCOME FUND

FINANCIAL HIGHLIGHTS

	For the Six Months Ended May 31, 2015 (unaudited)		For the Fiscal Year Ended November 30, 2014		For the Fiscal Year Ended November 30, 2013		For the Fiscal Year Ended November 30, 2012		For the Fiscal Year Ended November 30, 2011	For the Period Ended November 30, 2010(1)
PER SHARE OPERATING PERFORMANCE NET ASSET VALUE, BEGINNING OF PERIOD	$10.82		$11.98		$10.02		$9.71		$10.70	$10.00

Investment Operations
Net Investment Income(2)	0.21		0.22		0.46		0.97		0.64	0.45
Net Realized and Unrealized Gain (Loss) on Investments	0.45		(0.51)		2.12		0.31		(0.95)	0.45

Total from Investment Operations	0.66		(0.29)		2.58		1.28		(0.31)	0.90

Dividends and Distributions
From Net Investment Income		(0.21)	(0.19)		(0.62)		(0.97)		(0.64)		(0.20)
From Realized Capital Gains		(0.15)	(0.68)		—		—		(0.04)	—

Total Dividends and Distributions		(0.36)	(0.87)		(0.62)		(0.97)		(0.68)		(0.20)

NET ASSET VALUE, END OF PERIOD	$11.12		$10.82		$11.98		$10.02		$9.71	$10.70

TOTAL RETURN	6.31	%(3)	(2.67)%		26.91%		13.45%		(3.24)%	9.05	%(3)
Ratio/Supplemental Data
Net Assets, End of Period (in 000’s)	$222,249		$216,047		$246,988		$257,430		$299,224	$364,235
Ratio of Expenses to Average Net Assets:
Before Expenses Waived	1.00	%(4)	1.00%		1.00%		1.00%		1.00%	1.00	%(4)
After Expenses Waived	1.00	%(4)(5)	1.00	%(5)	1.00	%(5)	0.91	%(5)	0.67%	0.50	%(4)
Ratio of Net Investment Income to Average Net Assets	3.95	%(4)	1.94%		4.28%		9.53%		5.96%	4.69	%(4)
Portfolio Turnover Rate	8.75	%(3)	38.86%		42.87%		8.27%		91.67%	77.03	%(3)

(1)	The Fund commenced operations on December 31, 2009.
(2)	Based on average shares outstanding.
(3)	Not Annualized.
(4)	Annualized.
(5)	Effective March 29, 2012, the Manager’s contractual management fee waiver/expense reimbursement for the Fund expired.

The accompanying notes are an integral part of the financial statements.

13

THE FAIRHOLME FOCUSED INCOME FUND

NOTES TO FINANCIAL STATEMENTS

May 31, 2015 (unaudited)

Note 1. Organization

Fairholme Funds, Inc. (the “Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company’s Articles of Incorporation permit the Board of Directors of the Company (the “Board” or the “Directors”) to issue 1,100,000,000 shares of common stock at $.0001 par value. 200,000,000 shares have been allocated to The Fairholme Focused Income Fund (the “Fund”). The Fund is a non-diversified fund. The Fund may have a greater percentage of its assets invested in particular securities than a diversified fund, exposing the Fund to the risk of unanticipated industry conditions as well as risks specific to a single company or the securities of a single company. The Board has the power to designate one or more separate and distinct series and/or classes of shares of common stock and to classify or reclassify any unissued shares with respect to such series.

The Fund’s investment objective is to seek current income. Under normal circumstances, the Fund seeks to achieve its investment objective by investing in a focused portfolio of cash distributing securities. To maintain maximum flexibility, the securities in which the Fund may invest include corporate bonds and other corporate debt securities of issuers in the U.S. and foreign countries, bank debt (including bank loans and loan participations), government and agency debt securities of the U.S. and foreign countries (including U.S. Treasury bills), convertible bonds and other convertible securities, and equity securities, including preferred and common stock and interests in real estate investment trusts (“REITs”). Although the Fund normally holds a focused portfolio of securities, the Fund is not required to be fully invested in such securities and may maintain a significant portion of its total assets in cash and securities generally considered to be cash equivalents. Fairholme Capital Management, L.L.C. (the “Manager”) serves as investment adviser to the Fund.

There is no guarantee that the Fund will meet its objectives.

Note 2. Significant Accounting Policies

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”). The Fund’s investments are reported at fair value as defined by U.S. GAAP. The Fund calculates its net asset value as soon as practicable following the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open.

A description of the valuation techniques applied to the Fund’s securities measured at fair value on a recurring basis follows:

Security Valuation:

Equity securities (common and preferred stocks): Securities traded on a national securities exchange or reported on the NASDAQ national market are generally valued at the official closing price, or at the last reported sale price on the exchange or market on which the securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. If these securities are not actively traded, they are classified in Level 2. The Manager may also employ other valuation methods which the Manager believes would provide a more accurate indication of fair value. In these situations, if the inputs are observable, the valuation will be classified in Level 2 of the fair value hierarchy, otherwise they would be classified in Level 3.

Fixed-income securities (U.S. government obligations, corporate bonds, convertible bonds, and asset backed securities): The fair value of fixed-income securities is estimated using market quotations when readily available, but may also be estimated by various methods when no such market quotations exist and when the Manager believes these other methods reflect the fair value of such securities. These methods may consider recently executed transactions in securities of the issuer or comparable issuers and market price valuations from independent pricing services and/or brokers (where observable). Where the Manager deems it appropriate to do so (such as when independent prices are unavailable or not deemed to be representative of fair value) fixed-income securities will be fair valued in good faith following consideration by, and conclusion of, the Manager’s Valuation Committee. As of May 31, 2015, long-term fixed-income securities are valued by the Manager utilizing the average bid of independent broker/dealer quotes and/or the average of valuations from independent pricing services. Although fixed-income securities are classified in Level 2 of the fair value hierarchy at May 31, 2015, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they would be classified in Level 3.

14

THE FAIRHOLME FOCUSED INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2015 (unaudited)

Open-end mutual funds: Investments in open-end mutual funds including money market funds are valued at their closing net asset value each business day and are classified in Level 1 of the fair value hierarchy.

Short-term securities: Investments in securities with maturities of less than sixty days when acquired, or which subsequently are within sixty days of maturity, shall be valued at prices supplied by an independent pricing source or by one of the Fund’s pricing agents based on broker or dealer supplied valuations or matrix pricing. To the extent the inputs are observable and timely, the values would be classified in Level 2 of the fair value hierarchy.

Restricted securities: Depending on the relative significance of valuation inputs, these instruments may be classified in any level of the fair value hierarchy.

Warrants: The Fund may invest in warrants, which may be acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants entitle, but do not obligate, the holder to buy equity securities at a specific price for a specific period of time. Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities that may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date. Warrants traded on a security exchange are valued at the official closing price on the valuation date and are classified as Level 1 of the fair value hierarchy. Over the counter (OTC) warrants are valued using simulation models utilizing market value of the underlying security, expiration date of the warrants, volatility of the underlying security, strike price of the warrants, risk-free interest rate at the valuation date, and are classified as Level 2 or Level 3 of the fair value hierarchy depending on the observability of the inputs used.

The Fund uses several recognized industry third-party pricing services (TPPS) - approved by the Board and unaffiliated with the Manager - to value some of its securities. It also uses other independent market trade data sources (such as TRACE, the FINRA-developed mandatory reporting of over-the-counter secondary market transactions), as well as broker quotes provided by market makers. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. If a price obtained from the pricing source is deemed unreliable, it may be discarded and/or challenged. In these cases the pricing decision is made by reference to the reliable market data from the other market data sources.

The Manager may determine the fair valuation of a security when market quotations are insufficient or not readily available, when securities are determined to be illiquid or restricted, or when in the judgment of the Manager the prices or values available do not represent the fair value of the instrument. Factors which may cause the Manager to make such a judgment include the following: (a) only a bid price or an asked price is available; (b) the spread between bid and asked prices is substantial; (c) the liquidity of the securities; (d) the frequency of sales; (e) the thinness of the market; (f) the size of reported trades; (g) actions of the securities markets, such as the suspension or limitation of trading; and (h) bona fide bids or offers made to the Manager by independent third parties. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Manager reports quarterly to the Board the results of the application of fair valuation policies and procedures.

15

THE FAIRHOLME FOCUSED INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2015 (unaudited)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1	—	quoted prices in active markets for identical securities;

•	Level 2	—

other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets for identical securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3	—	significant unobservable inputs (including the Manager’s determination as to the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the level of risk associated with investing in those investments. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of May 31, 2015, is as follows:

	Valuation Inputs
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Total Fair Value at 05/31/2015

ASSETS:
INVESTMENTS (Fair Value):
Domestic Preferred Equity Securities
Consumer Finance	—	$4,684,570	$4,684,570
Mortgage Finance	$21,606,521	3,227,206	24,833,727
Other*	3,927,000	—	3,927,000
Domestic Corporate Bonds*	—	78,974,055	78,974,055
Foreign Corporate Bonds*	—	49,447,000	49,447,000
Commercial Paper*	—	9,999,642	9,999,642
U.S. Government Obligations	—	9,982,060	9,982,060
Money Market Funds	36,322,142	—	36,322,142
Miscellaneous Investments	—	2,593,670	2,593,670

TOTAL INVESTMENTS	$61,855,663	$158,908,203	$220,763,866

*  Industry classifications for these categories are detailed in the Schedule of Investments.

The Fund had no transfers between Level 1 and Level 2 during the six months ended May 31, 2015. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments at May 31, 2015, or November 30, 2014.

Dividends and Distributions: The Fund records dividends and distributions to shareholders on the ex-dividend date. The Fund intends to declare and pay net investment income distributions, if any, quarterly in March, June, September, and December. The Fund intends to distribute any net long-term capital gains and any net short-term capital gains at least once a year. If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) fair value of investment securities, assets, and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of gains and losses on investment securities which is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities.

16

THE FAIRHOLME FOCUSED INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2015 (unaudited)

Estimates: The preparation of financial statements in conformity with U.S. GAAP requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of both contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

Other: The Fund accounts for security transactions on the trade date for financial statement purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date net of foreign taxes withheld where recovery is uncertain and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective yield method. Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuation in exchange rates. The Fund may invest in countries that require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Fund paid commissions and other brokerage fees during the period.

Note 3. Related Party Transactions

The Manager is a Delaware limited liability company and is registered with the Securities and Exchange Commission as an investment adviser. The Manager’s principal business and occupation is to provide investment management and advisory services to individuals, corporations, and other institutions throughout the world. Pursuant to an Investment Management Agreement, the Fund pays a management fee to the Manager for its provision of investment advisory and operating services to the Fund. Subject to applicable waivers or limitations, the management fee is paid at an annual rate equal to 1.00% of the daily average net assets of the Fund. Under the Investment Management Agreement, the Manager is responsible for paying all of the Fund’s expenses, including expenses for the following services: transfer agency, fund accounting, fund administration, custody, legal, audit, compliance, directors’ fees, call center, fulfillment, travel, insurance, rent, printing, postage, and other office supplies, and excluding commissions, brokerage fees, and other transaction costs, taxes, interest, litigation expenses, and related expenses, and other extraordinary expenses.

Effective March 29, 2012, the Manager’s contractual management fee waiver/expense reimbursement for the Fund expired. Prior to March 29, 2012, the Manager had contractually agreed to waive a portion of its management fee and/or limit the Fund’s operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, expenses incurred in connections with any merger or reorganization and extraordinary expenses such as litigation) so that the Fund’s operating expenses, after such waiver or limitation payment, would not exceed an annual rate of 0.75% of the Fund’s daily average net assets for the period March 30, 2011 to March 29, 2012. For the period December 31, 2009 to March 30, 2011, the Manager had contractually agreed to waive a portion of its management fee and/or limit the Fund’s operating expenses (excluding those expenses noted above) so that the Fund’s operating expenses, after such waiver or limitation payment, would not exceed an annual rate of 0.50% of the Fund’s daily average net assets. The Manager may be reimbursed for fee waivers and/or expense limitation payments made in any fiscal year of the Fund over the following three fiscal years. Any reimbursement is subject to the Board’s review and approval. A reimbursement may be requested by the Manager if the aggregate amount paid by the Fund for operating expenses for such fiscal year, taking into account any reimbursement, does not exceed the fee waiver/expense limitation in place at the time of the initial waiver or reimbursement of the amount by the Manager. For the six months ended May 31, 2015, the Manager may request reimbursement of up to the following:

For the period ended November 30, 2012, expiring November 30, 2015:	$249,582

The Manager earned $1,061,980 from the Fund for its services during the six months ended May 31, 2015.

Affiliates of the Manager held in aggregate 537,918 shares at May 31, 2015.

17

THE FAIRHOLME FOCUSED INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2015 (unaudited)

A Director and Officers of the Fund are also Officers of the Manager or its affiliates.

Note 4. Investments

For the six months ended May 31, 2015, aggregated purchases and sales of investment securities other than short-term investments and U.S. government obligations were as follows:

Purchases	Sales
$27,311,714	$13,473,964

Note 5. Tax Matters

Federal Income Taxes: The Fund intends to qualify each year as a “Regulated Investment Company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes all of its net investment income and any realized capital gains.

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation of investments at May 31, 2015, were as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$217,856,303	$5,573,648	$(2,666,085)	$2,907,563

The difference between book basis and tax basis net unrealized appreciation is attributable to capitalized cost.

The Fund’s tax basis capital gains are determined at the end of each fiscal year. Therefore, the components of distributable earnings will be included in the Annual Report for the fiscal year ended November 30, 2015.

The Manager has analyzed the Fund’s tax positions taken on tax returns for all open tax years (current and prior three tax years) and has concluded that there are no uncertain tax positions that require recognition of a tax liability. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired (the current year and prior three years) are subject to examination by the Internal Revenue Service and state departments of revenue. Additionally, the Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Note 6. Dividends and Distributions to Shareholders

Ordinary income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

The tax character of dividends and distributions paid by the Fund were as follows:

	For the Six Months Ended May 31, 2015	For the Fiscal Year Ended November 30, 2014

Dividends and Distributions paid from:
Ordinary Income	$4,131,331	$ 3,837,576
Long-Term Capital Gain	2,939,655	13,876,149
	$7,070,986	$17,713,725

18

THE FAIRHOLME FOCUSED INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2015 (unaudited)

Note 7. Indemnifications

Under the Company’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business the Company or the Fund enter into contracts that contain a variety of representations and customary indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on its experience to date, the Fund expects the risk of loss to be remote.

19

THE FAIRHOLME FOCUSED INCOME FUND

ADDITIONAL INFORMATION

May 31, 2015 (unaudited)

Proxy Voting Policies, Procedures and Records (unaudited)

The Company has adopted policies and procedures that provide guidance and set forth parameters for the voting of proxies relating to securities held in the Fund’s portfolio. A description of these policies and procedures, and records of how the Fund voted proxies relating to their portfolio securities during the most recent twelve month period ended June 30, 2014, are available to you upon request and free of charge by writing to Fairholme Funds, Inc., c/o BNY Mellon Investment Servicing (US) Inc., P.O. Box 9692, Providence, RI, 02940 or by calling Shareholder Services at 1-866-202-2263 or visiting our website at fairholmefunds.com. They may also be obtained by visiting the Securities and Exchange Commission (“SEC”) website at www.sec.gov. The Company shall respond to all shareholder requests for records within three business days of its receipt of such request by first-class mail or other means designed to ensure prompt delivery.

N-Q Filing (unaudited)

The Company files a complete schedule of the Fund’s portfolio holdings on Form N-Q for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Forms N-Q relating to the Fund’s portfolio investments are available on the SEC’s website at www.sec.gov, or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

20

NOTES

NOTES

Officers of Fairholme Funds, Inc.

BRUCE R. BERKOWITZ

President

FERNANDO M. FONT

Vice President

WAYNE KELLNER

Treasurer

PAUL R. THOMSON

Chief Compliance Officer & Secretary

Board of Directors of Fairholme Funds, Inc.

CESAR L. ALVAREZ, Esq.

TERRY L. BAXTER

BRUCE R. BERKOWITZ

HOWARD S. FRANK

STEVEN J. GILBERT, Esq.

AVIVITH OPPENHEIM, Esq.

LEIGH WALTERS, Esq.

Investment Manager

FAIRHOLME CAPITAL MANAGEMENT, L.L.C

4400 Biscayne Boulevard, Miami, FL 33137

Transfer Agent, Fund Accountant & Administrator

BNY MELLON INVESTMENT SERVICING (US) INC.

760 Moore Road, King of Prussia, PA 19406

Custodian

THE BANK OF NEW YORK MELLON

One Wall Street, New York, NY 10286

Independent Registered Public Accounting Firm

DELOITTE & TOUCHE LLP

1700 Market Street, Philadelphia, PA 19103

Legal Counsel

SEWARD & KISSEL LLP

901 K Street NW, Washington, DC 20001

THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF FAIRHOLME FUNDS, INC. IT IS NOT INTENDED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS, WHICH CONTAINS MORE INFORMATION ON FEES, CHARGES AND OTHER EXPENSES AND SHOULD BE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. SHARES OF THE FUNDS ARE DISTRIBUTED BY FAIRHOLME DISTRIBUTORS, LLC.

“(E)ven the intelligent investor is likely to need considerable willpower to keep from following the crowd.”

Benjamin Graham

This page is not part of The Fairholme Allocation Fund 2015 Semi-Annual Report.

FAIRHOLME CAPITAL MANAGEMENT, L.L.C.

PORTFOLIO MANAGER’S REPORT

For the Six Months Ended June 30, 2015

Mutual fund investing involves risks, including loss of principal. The chart below covers the period from inception of The Fairholme Allocation Fund (December 31, 2010) to June 30, 2015. Past performance information quoted below does not guarantee future results. The investment return and principal value of an investment in The Fairholme Allocation Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted below. Performance figures assume reinvestment of dividends and capital gains, but do not reflect a 2.00% redemption fee on shares redeemed within 60 days of purchase. Most recent month-end performance and answers to any questions you may have can be obtained by calling Shareholder Services at 1.866.202.2263. The Fairholme Allocation Fund maintains a focused portfolio of investments in a limited number of issuers and does not seek to diversify its investments. This exposes The Fairholme Allocation Fund to the risk of unanticipated industry conditions and risks particular to a single company or the securities of a single company. The Fairholme Allocation Fund’s performance may differ markedly from the performance of the S&P 500 Index or the Barclays Capital U.S. Aggregate Bond Index in either up or down market trends. The S&P 500 Index is a broad-based measurement of changes in the stock market and the performance of the S&P 500 Index is shown with all dividends reinvested and does not reflect any reduction in performance for the effects of transaction costs or management fees. The Barclays Capital U.S. Aggregate Bond Index is an unmanaged market-weighted index comprised of investment-grade (rated Baa3/ BBB-/BBB- or higher) taxable bonds, mortgage-backed securities, asset-backed securities, corporate securities, and government-related securities, including U.S. Treasury and government agency issues, with at least one year to maturity. The S&P 500 Index and the Barclays Capital U.S. Aggregate Bond Index are used for comparative purposes only, and are not meant to be indicative of The Fairholme Allocation Fund’s performance, asset composition, or volatility. Because indices cannot be invested in directly, these index returns do not reflect a deduction for fees, expenses, or taxes. The Fairholme Allocation Fund’s expense ratio reflected in its prospectus dated March 27, 2015, was 1.01%, which included acquired fund fees and expenses that are incurred indirectly by The Fairholme Allocation Fund as a result of investments in securities issued by one or more investment companies. Since the close of business on February 28, 2013, the sale of shares of The Fairholme Allocation Fund has been suspended to new investors, subject to certain exceptions.

July 27, 2015

To the Shareholders and Directors of The Fairholme Allocation Fund:

The Fairholme Allocation Fund (the “Fund” or “FAAFX”) decreased 2.67% versus a decrease of 0.10% for the Barclays Capital U.S. Aggregate Bond Index (the “Barclays Bond Index”) and a 1.23% increase for the S&P 500 Index (the “S&P 500”), for the six-month period that ended June 30, 2015. The following table compares the Fund’s unaudited performance (after expenses) with that of the Barclays Bond Index and S&P 500, with dividends and distributions reinvested, for various periods ending June 30, 2015.

			SINCE
	ONE	THREE	INCEPTION
	YEAR	YEARS	(12/31/2010)
Cumulative
FAAFX	(17.51)%	26.84%	21.39%
Barclays Bond Index	1.86%	5.58%	16.56%
S&P 500	7.42%	61.43%	80.48%
Annualized
FAAFX	(17.51)%	8.25%	4.40%
Barclays Bond Index	1.86%	1.83%	3.47%
S&P 500	7.42%	17.31%	14.03%

The Fund spent much of 2015 in positive territory, but those double-digit gains were reversed in May and June due to dramatic price declines in Sears Holdings and Imperial Metals. At June 30, 2015, the value of a $10.00 investment in the Fund at its inception was worth $12.14 (calculated by assuming reinvestment of distributions into additional Fund shares), compared to $11.66 and $18.05 for the Barclays Bond Index and the S&P 500, respectively.

Mr. Market’s negative outlook on Sears Holdings Corporation (common, warrants, and notes, which comprise 23.4% of the Fund portfolio) dented the company’s stock price in the second quarter, but it has not changed our fundamental thesis one iota. To the contrary, earlier this month the company completed a separation transaction of 235 properties, plus joint venture interests in 31 additional properties, for

$3.1 billion in cash proceeds. For a company with a current market capitalization of $2.4 billion, a cash infusion of that magnitude is rather noteworthy, but seemingly disregarded by the market. This sale should provide visibility to the substantial value that Sears retains in its 430 owned properties and 1,031 leased properties, particularly because the remaining locations bear very similar characteristics to those that were spun off. Eventually, market participants will find these facts indisputable.

An astute analyst will also discover that the company’s non-real estate assets have significant value as well. Indeed, we believe these assets – cash, receivables, and net inventory; leading brands such as Kenmore, Craftsman, and DieHard; an integrated retail platform and Shop Your Way loyalty program that generates 70% of the company’s revenues; the largest national delivery and home repair service in America; an e-commerce and logistics solutions business; coast-to-coast auto centers for repair and maintenance; and a product protection business, to name a few – easily offset the company’s liabilities.

This page is not part of The Fairholme Allocation Fund 2015 Semi-Annual Report.

i

We are encouraged by the accelerating pace of Sears’ transformation from a traditional store-based retailer to a membership company offering an integrated retail platform, and believe that the following excerpt from the company’s Q1 2015 public filing is worth highlighting:

The Company expects to recognize a significant gain upon completion of this [separation] transaction, which will also trigger a significant tax benefit that would be realized on the deferred taxes related to indefinite-life assets related to the property sold to the REIT, in amounts indeterminable at this time . . . With the expected completion of the REIT transaction and the amendment and extension of our Domestic Credit Facility, we expect to have successfully enhanced our financial flexibility, recapitalized our balance sheet and secured a solid financial foundation to accelerate the investment in our transformation . . . As we progress in our transformation, we are primarily focusing on profitability instead of revenues, market share and other metrics which relate to, but do not necessarily drive profit . . . We believe that our focus on profitability will contribute to a meaningful performance in 2015 and beyond.

Seritage Growth Properties (10.6% of the Fund portfolio), a newly formed real estate investment trust that purchased the properties from Sears and began trading this month, is the Fund’s most recent addition. Seritage and its joint venture partners – GGP, Macerich, and Simon Property Group – intend to reconfigure or redevelop a substantial portion of the 266 properties acquired in order to generate additional operating income and diversify the tenant mix. A recent analyst report noted that “the demographic profile of the [Seritage] owned portfolio is surprisingly good, with 10-mile density and incomes of 692k and $77k, respectively, slightly better than the mall REIT portfolio averages of 680k and $77k.” We believe that as Seritage recaptures and repurposes the excess Sears and Kmart real estate and recycles the below-market rents into new rents, the company will deliver an above-average long-term return including dividend growth.

Notwithstanding recent volatility in global copper markets, Imperial Metals (6.2% of the Fund portfolio) is on the mend. Its flagship Red Chris mine has received all necessary permits and is fully operational. We observed the mill running at capacity during our site visit in May, and expect management to remain focused on consistently improving recovery rates. Earlier this month, the company received a permit from provincial authorities in British Columbia to partially recommence operations at Mount Polley, which should help the company generate additional cash flow.

Fannie Mae and Freddie Mac (4.9% and 4.6% of the Fund portfolio, respectively) are the largest providers of liquidity to our mortgage markets. The financial services they provide benefit American renters, buyers, and existing homeowners in good economic times and in bad. Contrary to popular misconception, neither Fannie nor Freddie ever had a “funding” problem. As one shrewd observer has noted, “Because each GSE’s balance sheet was comprised of highly liquid Mortgage Backed Securities (MBS) that pay off on a monthly basis, it should have been easy for either to pledge securities to raise money or to shrink their balance sheet and meet their financial obligations as they came due.” Indeed, the claims-paying ability of each mortgage insurer has never, ever been in doubt.

But political vendettas and ulterior motives (e.g., a keen desire by the administration to avoid negotiating with Congressional Republicans over the debt ceiling) have caused these two companies to be held captive in a perpetual conservatorship that precludes the preservation and accumulation of capital. Every three months the proverbial cash register at each of these mortgage insurers is looted by a repeat offender – the United States Treasury – unlawfully claiming entitlement to all of Fannie and Freddie’s profits in perpetuity while disclaiming any allegations that it has effected the largest nationalization in American history. One need not be a legal scholar to recognize that this illicit scheme is antithetical to the basic notion of a C-O-N-S-E-R-V-A-T-O-R-S-H-I-P. While the significant progress that litigants are making before the third branch of government is not being reflected in recent prices of Fannie and Freddie preferred securities, we remain cognizant of Mr. Market’s propensity for sudden mood swings.

Bank of America (10.4% of the Fund portfolio) remains our largest double-ratchet TARP warrant investment, and the company’s focus on growing revenues while reducing operating costs should help it rise above its recent trading range. With a robust Tier 1 capital ratio of 12.5% and almost $500 billion in “global excess liquidity sources,” Bank of America has regained the financial strength to support much higher earnings, yet is still priced well below book value. We expect it to close the gap with its peers.

We remain optimistic about prospects for the long-term outperformance by this high-octane portfolio, and the Fund’s ample cash reserve (17.9% of the Fund portfolio) enables us to be sufficiently patient.

Respectfully submitted,

Bruce R. Berkowitz
Chief Investment Officer
Fairholme Capital Management

The Portfolio Manager’s Report is not part of The Fairholme Focused Income Fund’s Semi-Annual Report due to forward-looking statements that, by their nature, cannot be attested to, as required by regulation. The Portfolio Manager’s Report is based on calendar-year performance and precedes a more formal Management Discussion and Analysis. Opinions of the Portfolio Manager are intended as such, and not as statements of fact requiring attestation.

This page is not part of The Fairholme Allocation Fund 2015 Semi-Annual Report.

ii

“Traditionally the investor has been the man with patience

and the courage of his convictions who would buy when the

harried or disheartened speculator was selling.”

Benjamin Graham & David Dodd

This page is not part of The Fairholme Allocation Fund 2015 Semi-Annual Report.

The Fairholme Allocation Fund (FAAFX)

Seeking long-term total return

Semi-Annual Report 2015

Managed by Fairholme Capital Management

1.866.202.2263 ● fairholmefunds.com

THE FAIRHOLME ALLOCATION FUND

May 31, 2015

THE FAIRHOLME ALLOCATION FUND

FUND PERFORMANCE (unaudited)

Inception through May 31, 2015

THE FAIRHOLME ALLOCATION FUND VS. The BARCLAYS CAPITAL U.S.

AGGREGATE BOND INDEX AND THE S&P 500 INDEX

INITIAL MINIMUM INVESTMENT OF $25,000

The Fairholme Allocation Fund (the “Fund”) commenced operations on December 31, 2010. The chart above presents the performance of a $25,000 investment from inception to the latest fiscal year ending May 31, 2015.

The following notes pertain to the chart above as well as to the performance table included in the Management Discussion & Analysis Report. Performance information in this report represents past performance and is not a guarantee of future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares when redeemed may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted within. The performance information does not reflect the taxes an investor would pay on Fund distributions or upon redemption of the Fund shares. Most recent month-end performance and answers to any questions you may have can be obtained by calling Shareholder Services at 1-866-202-2263.

Data for the Barclays Capital U.S. Aggregate Bond Index, the S&P 500 Index and the Fund are presented assuming all dividends and distributions have been reinvested and do not reflect any taxes that might have been incurred by a shareholder as a result of the Fund distributions. The Barclays Capital U.S. Aggregate Bond Index is an unmanaged market-weighted index comprised of investment grade corporate bonds (rated BBB or better), mortgages, and U.S. Treasury and government agency issues with at least one year to maturity. The S&P 500 Index is a widely recognized, unmanaged index of 500 of the largest companies in the United States as measured by market capitalization and does not reflect any investment management fees or transaction expenses, nor the effects of taxes, fees, or other charges.

THE FAIRHOLME ALLOCATION FUND

MANAGEMENT DISCUSSION & ANALYSIS

For the Six Months Ended May 31, 2015

The Fairholme Allocation Fund (the “Fund”) shares outstanding and unaudited net asset value per share (“NAV”) at May 31, 2015, the end of the Fund’s second fiscal quarter of 2015, and per share NAVs at other pertinent dates, were as follows:

05/31/2015 Shares Outstanding	05/31/2015 NAV (unaudited)	11/30/2014 NAV (audited)	05/31/2014 NAV (unaudited)
30,319,232	$11.88	$12.57	$14.39

At June 30, 2015, the unaudited per share NAV of the Fund was $10.95. Performance figures below are shown for the Fund’s semi-annual period ended May 31, 2015, and do not match calendar year figures for the period ended June 30, 2015, cited in the Portfolio Manager’s report.

Fund Performance to 05/31/2015	Six Months	One Year	Since Inception 12/31/2010

Cumulative:
Fund	4.09%	(9.07)%	31.69%
Barclays Bond Index	1.10%	3.03%	17.85%
S&P 500	2.97%	11.81%	84.04%

Annualized:
Fund		(9.07)%	6.43%
Barclays Bond Index		3.03%	3.79%
S&P 500		11.81%	14.81%

For the six months ended May 31, 2015, the Fund outperformed the Barclays Capital U.S. Aggregate Bond Index (“Barclays Bond Index”) and the S&P 500 Index (“S&P 500”) by 2.99 and 1.12 percentage points, respectively, while over the last year the Fund was outperformed by the Barclays Bond Index and S&P 500 by 12.10 and 20.88 percentage points, respectively. From inception, the Fund outperformed the Barclays Bond Index by 2.64 percentage points and underperformed the S&P 500 by 8.38 per annum or, on a cumulative basis, 13.84 and 52.35 percentage points over the past four years and five months, respectively.

Fairholme Capital Management, L.L.C. (the “Manager”) believes performance over shorter periods is likely to be less meaningful than performance over longer periods. Investors are cautioned not to rely on short-term results. The fact that securities increase or decline in value does not always indicate that the Manager believes these securities to be more or less attractive — in fact, the Manager believes that some price increases present selling opportunities and some price declines present buying opportunities.

Further, shareholders should note that the S&P 500 and the Barclays Bond Index are unmanaged indices incurring no fees, expenses, or tax effects and are shown solely to compare Fund performance to that of unmanaged and diversified indices of U.S. publicly traded corporation common stock.

Shareholders are also cautioned that it is possible that some securities mentioned in this discussion may no longer be held by the Fund subsequent to the end of the fiscal period and that the Fund may have made significant new purchases that are not yet required to be disclosed. It is the Fund’s general policy not to disclose portfolio holdings other than when required by relevant law or regulation. Portfolio holdings are subject to change without notice.

Not all Fund portfolio dispositions or additions are material, and, while the Fund and the Manager have long-term objectives, it is possible that a security sold or purchased in one period will be purchased or sold in a subsequent period. Generally, the Manager determines to buy and sell based on its estimates of the absolute and relative intrinsic values and fundamental dynamics of a particular security and its issuer and its industry. However, certain strategies of the Manager in carrying out Fund policies may result in shorter holding periods.

THE FAIRHOLME ALLOCATION FUND

MANAGEMENT DISCUSSION & ANALYSIS (continued)

For the Six Months Ended May 31, 2015

The Manager invests Fund assets in securities to the extent it finds reasonable investment opportunities in accordance with its Prospectus and may invest a significant portion of Fund assets in liquid, low-risk securities or cash. The Manager views liquidity as a strategic advantage. At May 31, 2015, cash and cash equivalents (consisting of cash, commercial paper, deposit accounts, U.S. Treasury Bills, and money-market funds) represented 24.07% of total assets. Since inception, the Fund has held liquid, low-risk securities or cash for periods without negatively influencing performance, although there is no guarantee that future performance will not be negatively affected by Fund liquidity.

The Fund is considered to be “non-diversified” under the Investment Company Act of 1940. The Fund can invest a greater percentage of assets in fewer securities than a diversified fund and may invest a significant portion of cash and liquid assets in one or more higher-risk securities at any time, particularly in situations where markets are weak or a particular security declines sharply. The Fund may also have a greater percentage of assets invested in a particular industry than a diversified fund, exposing the Fund to the risk of an unanticipated industry condition as well as risks specific to a single company or security. For the six months ended May 31, 2015, the Fund investments that performed the best were Sears Holdings Corp., JPMorgan Chase & Co., and Canadian Natural Resources Ltd. The biggest contributor to negative performance was our investment in Bank of America Corp. The following charts show the top holdings by issuer and sector in descending order of net assets as of May 31, 2015.

The Fairholme Allocation Fund Top Holdings by Issuer* (% of Net Assets)		The Fairholme Allocation Fund Top Sectors (% of Net Assets)
Sears Holdings Corp.	31.8%	Retail Department Stores	32.2%
Bank of America Corp.	8.7%	Cash and Cash Equivalents**	24.1%
Imperial Metals Corp.	5.4%	Diversified Banks	18.6%
Wells Fargo & Co.	5.1%	Mortgage Finance	9.6%
Federal National Mortgage Association	5.0%	Metals & Mining	5.4%
JPMorgan Chase & Co.	4.8%	Diversified Holding Companies	3.7%
Federal Home Loan Mortgage Corp.	4.6%	Multi-Line Insurance	3.3%
Leucadia National Corp.	3.7%	Life Insurance	2.5%
American International Group, Inc.	3.3%	Real Estate Management & Development	0.5%
Lincoln National Corp.	2.5%

	74.9%		99.9%

  *  Excludes cash, U.S. Treasury Bills, commercial paper, and money market funds.

**  Includes cash, U.S. Treasury Bills, commercial paper, and money market funds.

The Manager views the ability to focus on fewer investments than a diversified fund as a strategic advantage. However, such a strategy may negatively influence short-term performance and there is no guarantee that long-term performance will not be negatively affected.

The Fund may invest in non-U.S. securities and securities of corporations domiciled outside of the United States, which may expose the Fund to adverse changes resulting from foreign currency fluctuations or other potential risks as described in the Fund’s Prospectus and Statement of Additional Information.

The Fund’s officers, the Board of Directors (the “Board” or the “Directors”), and the Manager are aware that large cash inflows or outflows may adversely affect Fund performance. Such flows are monitored and appropriate actions are contemplated for when such flows could negatively impact performance.

THE FAIRHOLME ALLOCATION FUND

MANAGEMENT DISCUSSION & ANALYSIS (continued)

For the Six Months Ended May 31, 2015

Since inception, the Fund has been advised by the Manager. Bruce Berkowitz, both the Chief Investment Officer of the Manager and Chairman of the Fund’s Board, continues to have a significant personal stake in the Fund, holding an aggregate 9,157,652 shares at May 31, 2015. While there is no requirement that Mr. Berkowitz own shares of the Fund, such holdings are believed to help align the interests of the Manager with the interests of the shareholders.

The Board, including the Independent Directors, continues to believe that it is in the best interests of the Fund to have Mr. Berkowitz serve as Chairman of the Board given: his long-term relative performance; his experience, commitment, and significant personal investment in the Fund; the present constitution of Directors and policies; and current rules and regulations. A Director and Officers of the Fund are also Officers of the Manager. Nevertheless, at May 31, 2015, a majority of Directors were independent of the Manager, no stock option or restricted stock plans exist, Officers received no direct compensation from the Fund, and the Director affiliated with the Manager received no compensation for being a Director.

For more complete information about the Fund, or to obtain a current Prospectus, please visit www.fairholmefunds.com or call Shareholder Services at 1-866-202-2263.

THE FAIRHOLME ALLOCATION FUND

EXPENSE EXAMPLE

For the Six Month Period from December 1, 2014

through May 31, 2015 (unaudited)

As a Fund shareholder, you incur direct and indirect costs. Direct costs include, but are not limited to, transaction fees at some broker-dealers, custodial fees for retirement accounts, redemption fees on Fund shares redeemed within 60 days of purchase, and wire transfer fees. You also incur indirect, ongoing costs that include, but are not limited to, management fees paid to the Manager.

The following example is intended to help you understand your indirect costs (also referred to as “ongoing costs” and measured in dollars) when investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested in the Fund at December 1, 2014, and held for the entire six month period ending May 31, 2015.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you had invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your Fund holdings during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return for the period presented. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses that you paid for the period presented. However, you may use this information to compare ongoing costs of investing in the Fund with the ongoing costs of investing in other funds. To do so, compare this 5% hypothetical example with the 5% examples that appear in the shareholder reports of other funds.

Please note that the column titled “Expenses Paid During the Period” in the table below is meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees (if any), or other direct costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your total costs would be higher.

	Beginning Account Value December 1, 2014	Ending Account Value May 31, 2015	Annualized Expense Ratio	Expenses Paid During the Period December 1, 2014 Through May 31, 2015*
Fund
Actual	$1,000.00	$1,040.90	1.00%	$5.09
Hypothetical (5% return before expenses)	$1,000.00	$1,019.95	1.00%	$5.04

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the one-half year period).

THE FAIRHOLME ALLOCATION FUND

SCHEDULE OF INVESTMENTS

May 31, 2015 (unaudited)

Shares		Value

	DOMESTIC EQUITY SECURITIES — 27.4%

	DIVERSIFIED HOLDING COMPANIES — 3.7%
531,700	Leucadia National Corp.	$ 13,095,771

	REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
39,032	Homefed Corp. (a)	1,873,536

	RETAIL DEPARTMENT STORES — 23.2%
1,948,100	Sears Holdings Corp.	83,670,895

TOTAL DOMESTIC EQUITY SECURITIES (COST $88,041,118)		98,640,202

	FOREIGN EQUITY SECURITIES — 5.8%

	CANADA — 5.8%

	METALS & MINING — 5.4%
2,445,400	Imperial Metals Corp. (a)	19,486,904

	RETAIL DEPARTMENT STORES — 0.4%
155,500	Sears Canada, Inc. (a)	1,306,200

TOTAL FOREIGN EQUITY SECURITIES (COST $29,234,093)		20,793,104

	DOMESTIC PREFERRED EQUITY SECURITIES — 9.6%

	MORTGAGE FINANCE — 9.6%
	Federal Home Loan Mortgage Corp.
4,033,100	7.875%, Series Z (a)(b)	16,737,365
	Federal National Mortgage Association
4,301,200	7.750%, Series S (a)(b)	17,849,980

TOTAL DOMESTIC PREFERRED EQUITY SECURITIES (COST $37,299,594)		34,587,345

Shares		Value

	WARRANTS — 27.7%

	DIVERSIFIED BANKS — 18.6%
5,570,428	Bank of America Corp., Vested, Strike Price $13.203, Expire 01/16/2019 (a)(c)	$31,472,918
718,000	JPMorgan Chase & Co., Vested, Strike Price $42.363, Expire 10/28/2018 (a)(c)	17,217,640
826,265	Wells Fargo & Co., Vested, Strike Price $33.962, Expire 10/28/2018 (a)(c)	18,276,982

		66,967,540

	LIFE INSURANCE — 2.5%
181,610	Lincoln National Corp., Vested, Strike Price $10.382, Expire 07/10/2019 (a)(c)	8,907,971

	MULTI-LINE INSURANCE — 3.3%
507,515	American International Group, Inc., Vested, Strike Price $45.000, Expire 01/19/2021 (a)(c)	12,124,533

	RETAIL DEPARTMENT STORES — 3.3%
474,265	Sears Holdings Corp., Vested, Strike Price $28.410, Expire 12/15/2019 (a)(c)	11,847,154

TOTAL WARRANTS (COST $42,908,883)		99,847,198

Principal
	DOMESTIC CORPORATE BONDS — 5.3%

	RETAIL DEPARTMENT STORES — 5.3%
$20,346,000	Sears Holdings Corp. 8.000%, 12/15/2019	19,039,787

TOTAL DOMESTIC CORPORATE BONDS (COST $17,110,378)		19,039,787

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2015 (unaudited)

Principal		Value

	COMMERCIAL PAPER — 4.2%

	AUTO MANUFACTURERS — 4.2%
$15,000,000	Ford Motor Co. 0.850%, 06/01/2015 (d)	$14,999,463

TOTAL COMMERCIAL PAPER (COST $15,000,000)		14,999,463

	U.S. GOVERNMENT OBLIGATIONS — 8.3%
10,000,000	U.S. Treasury Bills 0.122%, 09/17/2015 (d)	9,999,470
10,000,000	U.S. Treasury Bills 0.140%, 11/12/2015 (d)	9,997,720
10,000,000	U.S. Treasury Bills 0.218%, 02/04/2016 (d)	9,991,390

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $29,975,898)		29,988,580

Shares		Value

	MONEY MARKET FUNDS — 11.6%
41,808,952	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.130% (e)	$41,808,952

TOTAL MONEY MARKET FUNDS (COST $41,808,952)		41,808,952

TOTAL INVESTMENTS — 99.9% (COST $301,378,916)		359,704,631
	OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%	525,340

NET ASSETS — 100.0%		$360,229,971

(a)	Non-income producing security.
(b)	Variable rate security. Rates shown are the effective rates as of May 31, 2015.
(c)	Warrants have terms and conditions based on dividends paid and other events that may lower the strike price and raise the shares per warrant conversion ratio. Reported strike prices and conversion ratios are as of the date of this report. All share-to-warrant conversion ratios are currently 1:1.
(d)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(e)	Annualized based on the 1-day yield as of May 31, 2015.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME ALLOCATION FUND

STATEMENT OF ASSETS & LIABILITIES

May 31, 2015 (unaudited)

Assets
Investments, at Fair Value (Cost — $301,378,916)	$359,704,631
Interest Receivable	873,068

Total Assets	360,577,699

Liabilities
Accrued Management Fees	311,228
Payable for Capital Shares Redeemed	36,500

Total Liabilities	347,728

NET ASSETS	$360,229,971

Net Assets Consist of:
Paid-In Capital	$297,697,603
Accumulated Net Investment Loss	(2,986,858)
Accumulated Net Realized Gain on Investments and Foreign Currency Related Transactions	7,193,511
Net Unrealized Appreciation on Investments and Foreign Currency Related Translations	58,325,715

NET ASSETS	$360,229,971

Shares of Common Stock Outstanding* ($0.0001 par value)	30,319,232

Net Asset Value, Offering and Redemption Price Per Share ($360,229,971 / 30,319,232 shares)	$11.88

*	200,000,000 shares authorized in total.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME ALLOCATION FUND

STATEMENT OF OPERATIONS (unaudited)

For the Six Months Ended May 31, 2015
Investment Income
Interest	$ 1,177,173
Dividends	66,462

Total Investment Income	1,243,635

Expenses
Management Fees	1,808,159
Other Expenses	85

Total Expenses	1,808,244

Net Investment Loss	(564,609)

Realized and Unrealized Gain on Investments and Foreign Currency Related Transactions
Net Realized Gain on Investments and Foreign Currency Related Transactions	7,500,430
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Related Translations	7,478,917

Net Realized and Unrealized Gain on Investments and Foreign Currency Related Transactions	14,979,347

NET INCREASE IN NET ASSETS FROM OPERATIONS	$14,414,738

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2015 (Unaudited)	For the Fiscal Year Ended November 30, 2014
CHANGES IN NET ASSETS
From Operations
Net Investment Loss	$ (564,609)	$ (2,601,316)
Net Realized Gain on Investments and Foreign Currency Related Transactions	7,500,430	34,479,453
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Related Translations	7,478,917	(63,377,266)
Net Increase (Decrease) in Net Assets from Operations	14,414,738	(31,499,129)
From Dividends and Distributions to Shareholders
Net Realized Capital Gains from Investment Transactions	(34,099,920)	—
Net Decrease in Net Assets from Dividends and Distributions	(34,099,920)	—
From Capital Share Transactions
Proceeds from Sale of Shares	14,195,290	82,815,593
Shares Issued in Reinvestment of Dividends and Distributions	33,456,690	—
Redemption Fees	1,159	1,983
Cost of Shares Redeemed	(46,488,323)	(32,037,717)
Net Increase in Net Assets from Shareholder Activity	1,164,816	50,779,859
NET ASSETS
Net Increase (Decrease) in Net Assets	(18,520,366)	19,280,730
Net Assets at Beginning of Period	378,750,337	359,469,607
Net Assets at End of Period	$360,229,971	$378,750,337
Accumulated Net Investment Loss at End of Period	$ (2,986,858)	$ (2,422,249)
SHARES TRANSACTIONS
Issued	1,224,053	6,502,543
Reinvested	2,973,928	—
Redeemed	(4,002,943)	(2,394,347)
Net Increase in Shares	195,038	4,108,196
Shares Outstanding at Beginning of Period	30,124,194	26,015,998
Shares Outstanding at End of Period	30,319,232	30,124,194

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME ALLOCATION FUND

FINANCIAL HIGHLIGHTS

	For the Six Months Ended May 31, 2015 (unaudited)		For the Fiscal Year Ended November 30, 2014		For the Fiscal Year Ended November 30, 2013		For the Fiscal Year Ended November 30, 2012		For the Period Ended November 30, 2011(1)
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD	$12.57		$13.82		$9.33		$8.29		$10.00

Investment Operations
Net Investment Income (Loss)(2)	(0.02)		(0.10)		(0.09)		0.07		(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	0.47		(1.15)		4.64		0.97		(1.69)

Total from Investment Operations	0.45		(1.25)		4.55		1.04		(1.71)

Dividends and Distributions
From Net Investment Income	—		—		(0.06)		—		—
From Net Investment Gain	(1.14)		—		—		—		—

Total Dividends and Distributions	(1.14)		—		(0.06)		—		—

Redemption Fees(2)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)

NET ASSET VALUE, END OF PERIOD	$11.88		$12.57		$13.82		$9.33		$8.29

TOTAL RETURN	4.09	%(4)	(9.04)%		49.09%		12.55%		(17.10	)%(4)
Ratio/Supplemental Data
Net Assets, End of Period (in 000’s)	$360,230		$378,750		$359,470		$255,430		$212,122
Ratio of Expenses to Average Net Assets:
Before Expenses Waived	1.00	%(5)	1.00%		1.01	%(6)	1.00%		1.00	%(5)
After Expenses Waived	1.00	%(5)(7)	1.00	%(7)	1.01	%(7)	0.92	%(7)	0.75	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.31	)%(5)	(0.73)%		(0.80)%		0.74%		(0.30	)%(5)
Portfolio Turnover Rate	7.53	%(4)	33.15%		35.97%		26.96%		41.60	%(4)

(1)	The Fund commenced operations on December 31, 2010.
(2)	Based on average shares outstanding.
(3)	Redemption fees represent less than $0.01.
(4)	Not Annualized.
(5)	Annualized.
(6)	0.01% is attributable to interest expense incurred outside of the 1.00% management fee.
(7)	Effective March 29, 2012, the Manager’s contractual management fee waiver/expense reimbursement for the Fund expired.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS

May 31, 2015 (unaudited)

Note 1. Organization

Fairholme Funds, Inc. (the “Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company’s Articles of Incorporation permit the Board of Directors of the Company (the “Board” or the “Directors”) to issue 1,100,000,000 shares of common stock at $.0001 par value. 200,000,000 shares have been allocated to The Fairholme Allocation Fund (the “Fund”). The Fund is a non-diversified fund. The Fund may have a greater percentage of its assets invested in particular securities than a diversified fund, exposing the Fund to the risk of unanticipated industry conditions as well as risks specific to a single company or the securities of a single company. The Board has the power to designate one or more separate and distinct series and/or classes of shares of common stock and to classify or reclassify any unissued shares with respect to such series.

The Fund’s investment objective is to seek long-term total return. Under normal circumstances, the Fund seeks to achieve its investment objective by investing opportunistically in a focused portfolio of investments in the equity, fixed-income and cash, and cash-equivalent asset classes. The proportion of the Fund’s portfolio invested in each asset class will vary from time to time based on Fairholme Capital Management, L.L.C.’s (the “Manager”) assessment of relative fundamental values of securities and other investments in the asset class, the attractiveness of investment opportunities within each asset class, general market and economic conditions, and expected future returns of other investment opportunities. The Fund seeks to capitalize on anticipated fluctuations in the financial markets by changing the mix of its holdings in the targeted asset classes. The Fund may maintain a significant portion of its total assets in cash and securities generally considered to be cash equivalents. The Manager serves as investment adviser to the Fund.

There is no guarantee that the Fund will meet its objective.

Since the close of business on February 28, 2013, (the “Closing Date”), the sale of shares of the Fund has been suspended to new investors, subject to certain exceptions as described below. Subject to the right of the Fund to reject any order to purchase shares or to withdraw the offering of shares at any time, shares remain available for purchase to existing Fund shareholders. The following categories of new investors may continue to purchase shares of the Fund: (i) clients of financial advisors and financial consultants that have clients invested in the Fund as of the Closing Date; (ii) clients of financial advisors and intermediaries that have approved the inclusion of the Fund as an investment option in their asset allocation programs or discretionary investment programs, including wrap, model or other managed account programs, as of the Closing Date; and (iii) participants in group retirement plans that include the Fund as an investment option as of the Closing Date, and IRA transfers and rollovers from such plans. In addition, Directors of the Company, clients and employees of the Manager and their respective immediate family members may open new accounts and add shares of the Fund to such accounts. The Fund retains the right to limit the foregoing exceptions, make additional exceptions to the suspension of the sale of the Fund’s shares to new investors, and subsequently commence selling its shares to new investors.

Note 2. Significant Accounting Policies

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”). The Fund’s investments are reported at fair value as defined by U.S. GAAP. The Fund calculates its net asset value as soon as practicable following the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open.

A description of the valuation techniques applied to the Fund’s securities measured at fair value on a recurring basis follows:

Security Valuation:

Equity securities (common and preferred stocks): Securities traded on a national securities exchange or reported on the NASDAQ national market are generally valued at the official closing price, or at the last reported sale price on the exchange or market on which the securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. If these securities are not actively traded, they are

THE FAIRHOLME ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2015 (unaudited)

classified in Level 2. The Manager may also employ other valuation methods which the Manager believes would provide a more accurate indication of fair value. In these situations, if the inputs are observable, the valuation will be classified in Level 2 of the fair value hierarchy, otherwise they would be classified in Level 3.

Fixed-income securities (U.S. government obligations, corporate bonds, convertible bonds, and asset backed securities): The fair value of fixed-income securities is estimated using market quotations when readily available, but may also be estimated by various methods when no such market quotations exist and when the Manager believes these other methods reflect the fair value of such securities. These methods may consider recently executed transactions in securities of the issuer or comparable issuers and market price valuations from independent pricing services and/or brokers (where observable). Where the Manager deems it appropriate to do so (such as when independent prices are unavailable or not deemed to be representative of fair value) long-term fixed-income securities will be fair valued in good faith following consideration by, and conclusion of, the Manager’s Valuation Committee. As of May 31, 2015, fixed-income securities are valued by the Manager utilizing the average of valuations from independent pricing services. Although fixed-income securities are classified in Level 2 of the fair value hierarchy at May 31, 2015, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they would be classified in Level 3.

Open-end mutual funds: Investments in open-end mutual funds including money market funds are valued at their closing net asset value each business day and are classified in Level 1 of the fair value hierarchy.

Short-term securities: Investments in securities with maturities of less than sixty days when acquired, or which subsequently are within sixty days of maturity, shall be valued at prices supplied by an independent pricing source or by one of the Fund’s pricing agents based on broker or dealer supplied valuations or matrix pricing. To the extent the inputs are observable and timely, the values would be classified in Level 2 of the fair value hierarchy.

Restricted securities: Depending on the relative significance of valuation inputs, these instruments may be classified in any level of the fair value hierarchy.

Warrants: The Fund may invest in warrants, which may be acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants entitle, but do not obligate, the holder to buy equity securities at a specific price for a specific period of time. Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities that may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date. Warrants traded on a security exchange are valued at the official closing price on the valuation date and are classified as Level 1 of the fair value hierarchy. Over the counter (OTC) warrants are valued using simulation models utilizing market value of the underlying security, expiration date of the warrants, volatility of the underlying security, strike price of the warrants, risk-free interest rate at the valuation date, and are classified as Level 2 or Level 3 of the fair value hierarchy depending on the observability of the inputs used.

The Fund uses several recognized industry third-party pricing services (TPPS) - approved by the Board and unaffiliated with the Manager - to value some of its securities. It also uses other independent market trade data sources (such as TRACE, the FINRA-developed mandatory reporting of over-the-counter secondary market transactions), as well as broker quotes provided by market makers. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. If a price obtained from the pricing source is deemed unreliable, it may be discarded and/or challenged. In these cases the pricing decision is made by reference to the reliable market data from the other market data sources.

The Manager may determine the fair valuation of a security when market quotations are insufficient or not readily available, when securities are determined to be illiquid or restricted, or when in the judgment of the Manager the prices or values available do not represent the fair value of the instrument. Factors which may cause the Manager to make such a judgment include the following: (a) only a bid price or an asked price is available; (b) the spread between bid and asked prices is

THE FAIRHOLME ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2015 (unaudited)

substantial; (c) the liquidity of the securities; (d) the frequency of sales; (e) the thinness of the market; (f) the size of reported trades; (g) actions of the securities markets, such as the suspension or limitation of trading; and (h) bona fide bids or offers made to the Manager by independent third parties. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Manager reports quarterly to the Board the results of the application of fair valuation policies and procedures.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1	—	quoted prices in active markets for identical securities;

•	Level 2	—

other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets for identical securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3	—	significant unobservable inputs (including the Manager’s determination as to the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the level of risk associated with investing in those investments. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of May 31, 2015, is as follows:

	Valuation Inputs
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Total Fair Value at 5/31/15
ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities
Real Estate Management & Development	—	$ 1,873,536	$1,873,536
Other*	$96,766,666	—	96,766,666
Foreign Equity Securities*	20,793,104	—	20,793,104
Domestic Preferred Equity Securities*	34,587,345	—	34,587,345
Warrants*	99,847,198	—	99,847,198
Domestic Corporate Bonds*	—	19,039,787	19,039,787
Commercial Paper*	—	14,999,463	14,999,463
U.S. Government Obligations	—	29,988,580	29,988,580
Money Market Funds	41,808,952	—	41,808,952

TOTAL INVESTMENTS	$293,803,265	$65,901,366	$359,704,631

*	Industry classifications for these categories are detailed in the Schedule of Investments.

The Fund had no transfers between Level 1 and Level 2 during the six months ended May 31, 2015. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments at May 31, 2015, or November 30, 2014.

Warrants: The Fund’s investments in warrants as of May 31, 2015, are presented within the Schedule of Investments.

The Fund’s warrant positions during the six months ended May 31, 2015, had an average monthly market value of approximately $104,448,491.

THE FAIRHOLME ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2015 (unaudited)

As of May 31, 2015, the value of warrants with equity risk exposure of $99,847,198 is included with Investments at Fair Value on the Statement of Assets and Liabilities. For the six months ended May 31, 2015, the effect of the net change in unrealized appreciation of warrants with equity risk exposure of ($6,913,165) is included with the Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Related Translations on the Statement of Operations and realized gains from warrants with equity risk exposure of $4,933,922 is included in Net Realized Gain on Investments and Foreign Currency Related Transactions on the Statement of Operations.

Dividends and Distributions: The Fund records dividends and distributions to shareholders on the ex-dividend date. The Fund intends to distribute substantially all of its net investment income (if any) as dividends to its shareholders on an annual basis in December. The Fund intends to distribute any net long-term capital gains and any net short-term capital gains at least once a year. If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) fair value of investment securities, assets, and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of gains and losses on investment securities which is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities.

Estimates: The preparation of financial statements in conformity with U.S. GAAP requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of both contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fee: The Fund assesses a 2% fee on the proceeds of the Fund shares that are redeemed within 60 days of their purchase. The redemption fee is paid to the Fund, as applicable, for the benefit of remaining shareholders and is recorded as paid-in capital. The redemption fees retained by the Fund during the six months ended May 31, 2015 and fiscal year ended November 30, 2014, amounted to $1,159 and $1,983, respectively.

Other: The Fund accounts for security transactions on the trade date for financial statement purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date net of foreign taxes withheld where recovery is uncertain and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective yield method. Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuation in exchange rates. The Fund may invest in countries that require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Fund paid commissions and other brokerage fees during the period.

Note 3. Related Party Transactions

The Manager is a Delaware limited liability company and is registered with the Securities and Exchange Commission as an investment adviser. The Manager’s principal business and occupation is to provide investment management and advisory services to individuals, corporations, and other institutions throughout the world. Pursuant to an Investment Management Agreement, the Fund pays a management fee to the Manager for its provision of investment advisory and operating services to the Fund. Subject to applicable waivers or limitations, the management fee is paid at an annual rate equal to 1.00% of the daily average net assets of the Fund. Under the Investment Management Agreement, the Manager is responsible for paying all of the Fund’s expenses, including expenses for the following services: transfer agency, fund accounting, fund administration,

THE FAIRHOLME ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2015 (unaudited)

custody, legal, audit, compliance, directors’ fees, call center, fulfillment, travel, insurance, rent, printing, postage, and other office supplies, and excluding commissions, brokerage fees, and other transaction costs, taxes, interest, litigation expenses, and related expenses, and other extraordinary expenses.

Effective March 29, 2012, the Manager’s contractual management fee waiver/expense reimbursement for the Fund expired. Prior to March 29, 2012, the Manager had contractually agreed to waive a portion of its management fee and/or limit the Fund’s operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, expenses incurred in connections with any merger or reorganization and extraordinary expenses such as litigation) so that the Fund’s operating expenses, after such waiver or limitation payment, would not exceed an annual rate of 0.75% of the Fund’s daily average net assets for the period December 29, 2010 to March 29, 2012. The Manager may be reimbursed for fee waivers and/or expense limitation payments made in any fiscal year of the Fund over the following three fiscal years. Any such reimbursement is subject to the Board’s review and approval. A reimbursement may be requested by the Manager if the aggregate amount paid by the Fund for operating expenses for such fiscal year, taking into account any reimbursement, does not exceed the fee waiver/expense limitation in place at the time of the initial waiver or reimbursement of the amount by the Manager. For the six months ended May 31, 2015, the Manager may request reimbursement of up to the following:

For the period ended November 30, 2012, expiring November 30, 2015:	$225,673

The Manager earned $1,808,159 from the Fund for its services during the six months ended May 31, 2015.

Affiliates of the Manager held in aggregate 9,157,652 shares at May 31, 2015.

A Director and Officers of the Fund are also Officers of the Manager or its affiliates.

Note 4. Investments

For the six months ended May 31, 2015, aggregated purchases and sales of investment securities other than short-term investments and U.S. government obligations were as follows:

Purchases	Sales
$20,816,654	$33,554,569

Note 5. Tax Matters

Federal Income Taxes: The Fund intends to qualify each year as a “Regulated Investment Company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes all of its net investment income and any realized capital gains.

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation of investments at May 31, 2015, were as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$301,685,628	$69,646,251	$(11,627,248)	$58,019,003

The differences between book basis and tax basis net unrealized appreciation is attributable to the tax deferral of losses on wash sales and capitalized cost.

THE FAIRHOLME ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2015 (unaudited)

The Fund’s tax basis capital gains are determined at the end of each fiscal year. Therefore, the components of distributable earnings will be included in the Annual Report for the fiscal year ended November 30, 2015.

The Manager has analyzed the Fund’s tax positions taken on tax returns for all open tax years (current and prior three tax years) and has concluded that there are no uncertain tax positions that require recognition of a tax liability. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired (the current year and prior three years) are subject to examination by the Internal Revenue Service and state departments of revenue. Additionally, the Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Note 6. Dividends and Distributions to Shareholders

Ordinary income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

The tax character of dividends and distributions paid by the Fund were as follows:

	For the Six Months Ended May 31, 2015	For the Fiscal Year Ended November 30, 2014

Dividends and Distributions paid from:
Long-term Capital Gain	$34,099,920	$—

Note 7. Indemnifications

Under the Company’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business the Company or the Fund enters into contracts that contain a variety of representations and customary indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on its experience to date, the Fund expects the risk of loss to be remote.

THE FAIRHOLME ALLOCATION FUND

ADDITIONAL INFORMATION

May 31, 2015 (unaudited)

Proxy Voting Policies, Procedures and Records (unaudited)

The Company has adopted policies and procedures that provide guidance and set forth parameters for the voting of proxies relating to securities held in the Fund’s portfolio. A description of these policies and procedures, and records of how the Fund voted proxies relating to their portfolio securities during the most recent twelve month period ended June 30, 2014, are available to you upon request and free of charge by writing to the Fairholme Funds, Inc., c/o BNY Mellon Investment Servicing (US) Inc., P.O. Box 9692, Providence, RI, 02940 or by calling Shareholder Services at 1-866-202-2263 or visiting our website at fairholmefunds.com. They may also be obtained by visiting the Securities and Exchange Commission (“SEC”) website at www.sec.gov. The Company shall respond to all shareholder requests for records within three business days of its receipt of such request by first-class mail or other means designed to ensure prompt delivery.

N-Q Filing (unaudited)

The Company files a complete schedule of the Fund’s portfolio holdings on Form N-Q for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Forms N-Q relating to the Fund’s portfolio investments are available on the SEC’s website at www.sec.gov, or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

NOTES

NOTES

Officers of Fairholme Funds, Inc.

BRUCE R. BERKOWITZ

President

FERNANDO M. FONT

Vice President

WAYNE KELLNER

Treasurer

PAUL R. THOMSON

Chief Compliance Officer & Secretary

Board of Directors of Fairholme Funds, Inc.

CESAR L. ALVAREZ, Esq.

TERRY L. BAXTER

BRUCE R. BERKOWITZ

HOWARD S. FRANK

STEVEN J. GILBERT, Esq.

AVIVITH OPPENHEIM, Esq.

LEIGH WALTERS, Esq.

Investment Manager

FAIRHOLME CAPITAL MANAGEMENT, L.L.C

4400 Biscayne Boulevard, Miami, FL 33137

Transfer Agent, Fund Accountant & Administrator

BNY MELLON INVESTMENT SERVICING (US) INC.

760 Moore Road, King of Prussia, PA 19406

Custodian

THE BANK OF NEW YORK MELLON

One Wall Street, New York, NY 10286

Independent Registered Public Accounting Firm

DELOITTE & TOUCHE LLP

1700 Market Street, Philadelphia, PA 19103

Legal Counsel

SEWARD & KISSEL LLP

901 K Street NW, Washington, DC 20001

THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF FAIRHOLME FUNDS, INC. IT IS NOT INTENDED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS, WHICH CONTAINS MORE INFORMATION ON FEES, CHARGES AND OTHER EXPENSES AND SHOULD BE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. SHARES OF THE FUNDS ARE DISTRIBUTED BY FAIRHOLME DISTRIBUTORS, LLC.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibits (a)(2)(i) and (a)(2)(ii).

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Fairholme Funds, Inc.

By (Signature and Title)*	/s/ Bruce R. Berkowitz
Bruce R. Berkowitz, President
(principal executive officer)

Date	07/27/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce R. Berkowitz
Bruce R. Berkowitz, President
(principal executive officer)

Date	07/27/15

By (Signature and Title)*	/s/ Wayne Kellner
Wayne Kellner, Treasurer
(principal financial officer)

Date	07/27/15

*	Print the name and title of each signing officer under his or her signature.